UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2025

Date of reporting period:	June 1, 2024 – November 30, 2024

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Mortgage Opportunities Fund
Class A [PMORX]
Semi-Annual Shareholder Report | November 30, 2024

This semi-annual shareholder report contains important information about Putnam Mortgage Opportunities Fund for the period June 1, 2024, to November 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$44	0.86%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of November 30, 2024)

Total Net Assets	$507,530,860
Total Number of Portfolio Holdings*	470
Portfolio Turnover Rate	647%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of November 30, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Allocations may not total 100% because the chart includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), including to-be-announced mortgage security trades, if any, in addition to the market value of securities. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Mortgage Opportunities Fund	PAGE 1	39234-STSA-0125

Putnam Mortgage Opportunities Fund
Class C [PMOZX]
Semi-Annual Shareholder Report | November 30, 2024

This semi-annual shareholder report contains important information about Putnam Mortgage Opportunities Fund for the period June 1, 2024, to November 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$82	1.61%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of November 30, 2024)

Total Net Assets	$507,530,860
Total Number of Portfolio Holdings*	470
Portfolio Turnover Rate	647%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of November 30, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Allocations may not total 100% because the chart includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), including to-be-announced mortgage security trades, if any, in addition to the market value of securities. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Mortgage Opportunities Fund	PAGE 1	39234-STSC-0125

Putnam Mortgage Opportunities Fund
Class I [PMOTX]
Semi-Annual Shareholder Report | November 30, 2024

This semi-annual shareholder report contains important information about Putnam Mortgage Opportunities Fund for the period June 1, 2024, to November 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class I	$24	0.47%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of November 30, 2024)

Total Net Assets	$507,530,860
Total Number of Portfolio Holdings*	470
Portfolio Turnover Rate	647%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of November 30, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Allocations may not total 100% because the chart includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), including to-be-announced mortgage security trades, if any, in addition to the market value of securities. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Mortgage Opportunities Fund	PAGE 1	39234-STSI-0125

Putnam Mortgage Opportunities Fund
Class R6 [PMOLX]
Semi-Annual Shareholder Report | November 30, 2024

This semi-annual shareholder report contains important information about Putnam Mortgage Opportunities Fund for the period June 1, 2024, to November 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$26	0.51%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of November 30, 2024)

Total Net Assets	$507,530,860
Total Number of Portfolio Holdings*	470
Portfolio Turnover Rate	647%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of November 30, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Allocations may not total 100% because the chart includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), including to-be-announced mortgage security trades, if any, in addition to the market value of securities. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Mortgage Opportunities Fund	PAGE 1	39234-STSR6-0125

Putnam Mortgage Opportunities Fund
Class Y [PMOYX]
Semi-Annual Shareholder Report | November 30, 2024

This semi-annual shareholder report contains important information about Putnam Mortgage Opportunities Fund for the period June 1, 2024, to November 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class Y	$31	0.61%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of November 30, 2024)

Total Net Assets	$507,530,860
Total Number of Portfolio Holdings*	470
Portfolio Turnover Rate	647%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of November 30, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Allocations may not total 100% because the chart includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), including to-be-announced mortgage security trades, if any, in addition to the market value of securities. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Mortgage Opportunities Fund	PAGE 1	39234-STSY-0125

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements and Other Important Information in Item 7 below.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Putnam
Mortgage Opportunities
Fund

Financial Statements and Other Important Information

Semiannual | November 30, 2024

Financial Statements and Other Important Information—Semiannual	franklintempleton.com

The fund’s portfolio 11/30/24 (Unaudited)
MORTGAGE-BACKED SECURITIES (83.3%)*	Principal amount	Value
Agency collateralized mortgage obligations (34.9%)
Federal Home Loan Mortgage Corporation
REMICs Ser. 4976, Class MI, IO, 4.50%, 5/25/50	$2,441,189	$565,673
REMICs Ser. 4949, IO, 4.00%, 1/25/50	11,241,394	2,617,430
REMICs Ser. 23-5349, Class IB, IO, 4.00%, 12/15/46	357,524	70,623
REMICs Ser. 5065, Class MI, IO, 3.50%, 1/25/51	3,059,641	568,907
REMICs Ser. 5119, Class IB, IO, 3.00%, 6/25/41	4,419,819	460,353
REMICs Ser. 5274, IO, 2.50%, 1/25/51	13,582,395	2,285,688
REMICs IFB Ser. 4979, Class SN, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 1.201%, 6/25/50	1,943,680	216,279
REMICs IFB Ser. 4915, Class SD, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 1.201%, 9/25/49	1,585,565	162,740
REMICs IFB Ser. 4839, Class WS, IO, ((-1 x US 30 Day Average SOFR) + 5.99%), 1.18%, 8/15/56	6,393,538	856,588
Federal National Mortgage Association
REMICs Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	35,392	5,476
REMICs Ser. 15-69, IO, 6.00%, 9/25/45	175,205	39,176
REMICs FRB Ser. 24-93, Class FD, IO, 5.863%, 12/25/54	1,512,000	1,515,075
REMICs FRB Ser. 24-82, Class FE, IO, 5.684%, 11/25/54	4,035,272	4,016,725
REMICs Ser. 21-56, Class QI, IO, 4.50%, 9/25/51	3,090,708	791,294
REMICs Ser. 21-15, Class JI, IO, 4.50%, 4/25/51	2,186,362	562,340
REMICs Ser. 21-17, Class KI, IO, 4.50%, 4/25/51	2,298,490	534,545
REMICs Ser. 20-98, Class OI, IO, 4.50%, 1/25/51	8,977,399	2,396,532
REMICs Ser. 20-50, IO, 4.50%, 3/25/50	5,961,127	1,532,366
REMICs Ser. 21-17, Class GI, IO, 4.00%, 2/25/51	1,839,726	374,895
REMICs Ser. 21-25, Class IJ, IO, 3.50%, 5/25/51	4,961,107	950,453
REMICs Ser. 21-8, Class ID, IO, 3.50%, 3/25/51	6,908,072	1,555,163
REMICs Ser. 21-5, Class PI, IO, 3.50%, 2/25/51	2,686,674	498,873
REMICs Ser. 21-25, Class HI, IO, 3.50%, 7/25/50	5,768,233	1,003,458
REMICs Ser. 20-99, Class IB, IO, 3.50%, 5/25/50	8,080,160	1,497,145
REMICs Ser. 22-13, Class CI, IO, 3.00%, 12/25/51	13,717,584	2,121,305
REMICs Ser. 21-67, Class IG, IO, 3.00%, 10/25/51	3,214,171	533,623
REMICs Ser. 21-3, Class IB, IO, 2.50%, 2/25/51	10,292,135	1,724,904
REMICS IFB Ser. 23-58, Class SP, IO, ((-1 x US 30 Day Average SOFR) + 6.90%), 2.166%, 12/25/53	63,970,710	4,646,564
REMICs IFB Ser. 19-58, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 1.201%, 10/25/49	8,984,356	985,729
REMICs IFB Ser. 22-43, Class SB, IO, ((-1 x US 30 Day Average SOFR) + 5.40%), 0.666%, 7/25/52	14,711,355	923,801
Government National Mortgage Association
Ser. 16-75, Class LI, IO, 6.00%, 1/20/40	22,414	3,438
Ser. 21-176, Class IK, IO, 5.50%, 10/20/51	4,942,284	964,044
Ser. 24-4, Class IG, IO, 5.00%, 12/20/52	8,241,539	1,431,366
Ser. 21-59, Class IK, IO, 5.00%, 4/20/51	6,172,415	1,228,799
Ser. 17-179, Class WI, IO, 5.00%, 12/20/47	252,417	52,023
Ser. 15-89, Class LI, IO, 5.00%, 12/20/44	344,999	64,685
Ser. 14-132, IO, 5.00%, 9/20/44	577,111	117,225
Ser. 15-105, Class LI, IO, 5.00%, 10/20/39	373,258	77,752
Ser. 15-79, Class GI, IO, 5.00%, 10/20/39	39,855	8,296
Ser. 15-79, Class GI, IO, 4.50%, 1/20/52	5,045,918	1,164,071
Ser. 22-160, Class IB, IO, 4.50%, 2/20/50	17,918,876	3,795,162
Ser. 22-139, IO, 4.50%, 9/20/49	7,067,339	1,393,452
Ser. 21-122, Class GI, IO, 4.50%, 11/20/47	7,937,696	1,681,648
Ser. 16-17, Class IA, IO, 4.50%, 3/20/45	127,386	24,920
Ser. 13-34, Class HI, IO, 4.50%, 3/20/43	80,097	13,926
Ser. 21-162, Class IO, IO, 4.00%, 9/20/51	3,334,903	672,618
Ser. 17-104, Class GI, IO, 4.00%, 7/20/47	4,220,565	839,593
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	61,130	11,992
Ser. 21-214, Class DI, IO, 3.50%, 12/20/51	8,674,528	1,491,472
Ser. 21-197, Class BI, IO, 3.50%, 11/20/51	18,128,994	2,311,641
Ser. 21-176, Class IA, IO, 3.50%, 10/20/51	13,326,311	2,368,712
Ser. 21-177, Class IG, IO, 3.50%, 10/20/51	19,012,519	2,951,644
Ser. 21-91, Class AI, IO, 3.50%, 5/20/51	18,197,869	3,417,623
Ser. 20-167, Class PI, IO, 3.50%, 11/20/50	2,221,625	394,125
Ser. 20-32, Class IM, IO, 3.50%, 3/16/50	10,582,147	2,109,271
Ser. 16-H18, Class QI, IO, 3.264%, 6/20/66 W	734,740	40,037

Mortgage Opportunities Fund
1

MORTGAGE-BACKED SECURITIES (83.3%)* cont.	Principal amount	Value
Agency collateralized mortgage obligations (34.9%) cont.
Government National Mortgage Association
Ser. 22-12, Class JI, IO, 3.00%, 1/20/52	$15,222,345	$2,021,667
Ser. 21-191, Class HI, IO, 3.00%, 10/20/51	2,829,976	464,267
Ser. 21-146, Class QI, IO, 3.00%, 8/20/51	15,371,459	2,450,878
Ser. 21-42, Class IG, IO, 3.00%, 3/20/51	2,099,881	354,820
Ser. 21-29, Class TI, IO, 2.50%, 2/20/51	16,393,455	2,799,933
Ser. 21-7, Class MI, IO, 2.50%, 1/20/51	15,847,344	2,320,780
Ser. 20-173, Class MI, IO, 2.50%, 11/20/50	15,645,010	2,274,850
Ser. 20-151, Class MI, IO, 2.50%, 10/20/50	4,134,754	585,894
Ser. 20-162, Class UI, IO, 2.50%, 10/20/50	13,547,486	1,909,411
FRB Ser. 16-H19, Class AI, IO, 2.449%, 9/20/66 W	3,057,195	133,752
Ser. 15-H16, Class DI, IO, 2.404%, 7/20/65 W	1,569,895	104,619
Ser. 16-H15, Class AI, IO, 2.346%, 7/20/66 W	5,587,659	254,663
IFB Ser. 24-19, Class ES, IO, ((-1 x US 30 Day Average SOFR) + 7.00%), 2.239%, 2/20/54	43,587,373	2,917,046
IFB Ser. 24-4, Class SW, IO, ((-1 x US 30 Day Average SOFR) + 7.00%), 2.239%, 1/20/54	21,528,114	1,137,354
IFB Ser. 23-20, Class SB, IO, ((-1 x US 30 Day Average SOFR) + 7.00%), 2.239%, 2/20/53	21,217,679	1,713,058
IFB Ser. 23-20, Class SP, IO, ((-1 x US 30 Day Average SOFR) + 7.00%), 2.239%, 2/20/53	28,460,135	1,829,070
IFB Ser. 24-4, Class AS, IO, ((-1 x US 30 Day Average SOFR) + 6.95%), 2.189%, 1/20/54	22,948,437	1,744,389
IFB Ser. 24-4, Class ES, IO, ((-1 x US 30 Day Average SOFR) + 6.95%), 2.189%, 1/20/54	35,649,728	2,179,656
IFB Ser. 23-173, Class ES, IO, ((-1 x US 30 Day Average SOFR) + 6.95%), 2.189%, 11/20/53	21,936,536	1,246,285
Ser. 16-H23, Class NI, IO, 2.179%, 10/20/66 W	97,000	4,136
Ser. 16-H24, Class HI, IO, 2.178%, 9/20/66 W	8,275,435	501,524
Ser. 15-H20, Class CI, IO, 2.151%, 8/20/65 W	869,825	43,991
FRB Ser. 15-H16, Class XI, IO, 2.149%, 7/20/65 W	3,661,860	194,522
Ser. 16-H24, IO, 2.137%, 9/20/66 W	185,724	12,391
Ser. 17-H19, Class MI, IO, 2.096%, 4/20/67 W	1,687,544	75,469
Ser. 22-H09, Class GI, IO, 2.047%, 4/20/72 W	20,910,441	1,128,641
Ser. 22-H01, Class EI, IO, 2.046%, 1/20/72 W	4,861,338	260,684
IFB Ser. 13-182, Class SP, IO, ((-1 x CME Term SOFR 1 Month) + 6.59%), 1.979%, 12/20/43	556,129	68,966
Ser. 17-H16, Class JI, IO, 1.971%, 8/20/67 W	292,661	13,078
Ser. 15-H25, Class EI, IO, 1.963%, 10/20/65 W	50,986	1,610
Ser. 15-H10, Class CI, IO, 1.899%, 4/20/65 W	72,879	1,863
Ser. 15-H20, Class AI, IO, 1.897%, 8/20/65 W	65,228	1,611
IFB Ser. 24-126, Class LS, ((-1 x US 30 Day Average SOFR) + 6.65%), 1.889%, 8/20/54	32,190,280	2,294,720
IFB Ser. 24-44, Class KS, IO, ((-1 x US 30 Day Average SOFR) + 6.65%), 1.889%, 3/20/54	12,623,509	1,214,144
Ser. 22-H09, Class IG, IO, 1.881%, 4/20/72 W	16,127,096	780,132
IFB Ser. 11-156, Class SK, IO, ((-1 x CME Term SOFR 1 Month) + 6.49%), 1.879%, 4/20/38	24,760	3,237
Ser. 15-H23, Class BI, IO, 1.842%, 9/20/65 W	42,026	902
Ser. 15-H26, Class EI, IO, 1.827%, 10/20/65 W	77,404	2,820
Ser. 19-H15, Class IH, IO, 1.805%, 9/20/69 W	10,199,061	397,182
Ser. 17-H11, Class DI, IO, 1.791%, 5/20/67 W	152,109	7,456
Ser. 15-H13, Class AI, IO, 1.788%, 6/20/65 W	103,091	4,970
Ser. 16-H24, Class CI, IO, 1.753%, 10/20/66 W	1,964,510	41,316
Ser. 19-H02, Class DI, IO, 1.72%, 11/20/68 W	13,327,903	651,335
Ser. 15-H25, Class AI, IO, 1.696%, 9/20/65 W	104,989	1,838
IFB Ser. 23-149, Class SE, IO, ((-1 x US 30 Day Average SOFR) + 6.45%), 1.689%, 9/20/63	30,143,252	1,370,535
IFB Ser. 23-35, Class SH, IO, ((-1 x US 30 Day Average SOFR) + 6.45%), 1.689%, 2/20/53	13,696,992	923,288
Ser. 19-H12, Class GI, IO, 1.649%, 7/20/69 W	8,107,405	376,548
Ser. 20-H04, Class AI, IO, 1.647%, 2/20/70 W	7,061,223	355,857
Ser. 18-H20, Class BI, IO, 1.644%, 6/20/68 W	4,541,695	207,074
IFB Ser. 24-11, Class S, IO, ((-1 x US 30 Day Average SOFR) + 6.40%), 1.639%, 1/20/54	32,252,968	1,605,756
IFB Ser. 23-183, Class JS, IO, ((-1 x US 30 Day Average SOFR) + 6.40%), 1.639%, 12/20/53	12,208,241	574,838
IFB Ser. 21-96, Class SQ, IO, ((-1 x CME Term SOFR 1 Month) + 6.24%), 1.629%, 6/20/51	1,890,756	265,019
IFB Ser. 21-98, Class SK, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 1.579%, 6/20/51	9,579,574	1,357,042
IFB Ser. 21-59, Class SQ, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 1.579%, 4/20/51	7,262,162	956,703
IFB Ser. 21-49, Class SB, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 1.579%, 3/20/51	2,514,227	358,482
IFB Ser. 21-57, Class SD, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 1.579%, 3/20/51	9,004,242	1,179,671
IFB Ser. 20-167, Class SC, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 1.579%, 11/20/50	13,954,970	2,019,493
IFB Ser. 20-112, Class MS, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 1.579%, 8/20/50	6,815,708	961,498
Ser. 16-H11, Class KI, IO, 1.554%, 5/20/66 W	51,519,751	1,834,927
IFB Ser. 23-152, Class SL, IO, ((-1 x US 30 Day Average SOFR) + 6.30%), 1.539%, 10/20/53	28,655,520	1,728,449

2
Mortgage Opportunities Fund

MORTGAGE-BACKED SECURITIES (83.3%)* cont.	Principal amount	Value
Agency collateralized mortgage obligations (34.9%) cont.
Government National Mortgage Association
IFB Ser. 23-40, Class SC, IO, ((-1 x US 30 Day Average SOFR) + 6.30%), 1.539%, 3/20/53	$15,565,271	$757,042
IFB Ser. 10-26, Class QS, IO, ((-1 x CME Term SOFR 1 Month) + 6.14%), 1.529%, 2/20/40	17,175,589	1,762,751
Ser. 19-H14, Class IB, IO, 1.525%, 8/20/69 W	182,620	8,390
Ser. 15-H26, Class DI, IO, 1.518%, 10/20/65 W	43,643	2,125
IFB Ser. 23-43, Class SB, IO, ((-1 x US 30 Day Average SOFR) + 6.27%), 1.509%, 3/20/53	44,650,328	2,086,162
IFB Ser. 23-24, Class SQ, IO, ((-1 x US 30 Day Average SOFR) + 6.25%), 1.489%, 2/20/53	19,654,727	1,253,278
IFB Ser. 23-13, Class SB, IO, ((-1 x US 30 Day Average SOFR) + 6.25%), 1.489%, 1/20/53	31,253,314	1,877,183
IFB Ser. 23-13, Class SL, IO, ((-1 x US 30 Day Average SOFR) + 6.25%), 1.489%, 1/20/53	19,695,257	1,260,339
IFB Ser. 23-14, Class BS, IO, ((-1 x US 30 Day Average SOFR) + 6.25%), 1.489%, 1/20/53	24,471,860	1,408,776
Ser. 19-H07, Class EI, IO, 1.482%, 3/20/69 W	16,306,566	737,742
IFB Ser. 14-131, Class BS, IO, ((-1 x CME Term SOFR 1 Month) + 6.09%), 1.475%, 9/16/44	2,193,665	277,960
Ser. 17-H04, Class BI, IO, 1.463%, 2/20/67 W	2,065,935	87,567
Ser. 17-H06, Class BI, IO, 1.457%, 2/20/67 W	514,186	16,615
IFB Ser. 23-35, Class ES, IO, ((-1 x US 30 Day Average SOFR) + 6.20%), 1.439%, 2/20/53	16,101,738	1,084,996
IFB Ser. 19-158, Class AS, IO, ((-1 x CME Term SOFR 1 Month) + 6.04%), 1.425%, 9/16/43	3,350,983	318,622
Ser. 15-H25, Class CI, IO, 1.417%, 10/20/65 W	46,232	1,762
Ser. 16-H09, Class BI, IO, 1.407%, 4/20/66 W	2,915,857	126,843
Ser. 17-H08, Class NI, IO, 1.403%, 3/20/67 W	218,489	7,384
IFB Ser. 23-56, Class AS, IO, ((-1 x US 30 Day Average SOFR) + 6.16%), 1.399%, 4/20/53	30,949,681	1,886,993
IFB Ser. 22-90, Class SB, IO, ((-1 x US 30 Day Average SOFR) + 6.15%), 1.389%, 5/20/52	12,295,593	912,473
IFB Ser. 22-179, Class SD, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 1.379%, 11/20/49	11,861,735	1,292,138
IFB Ser. 19-96, Class SY, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 1.379%, 8/20/49	2,307,491	269,798
Ser. 14-H21, Class AI, IO, 1.34%, 10/20/64 W	601,007	22,229
IFB Ser. 20-189, Class S, IO, ((-1 x CME Term SOFR 1 Month) + 5.94%), 1.329%, 12/20/49	15,695,893	1,731,844
IFB Ser. 19-103, Class SC, IO, ((-1 x CME Term SOFR 1 Month) + 5.94%), 1.329%, 8/20/49	12,278,651	1,376,164
IFB Ser. 23-114, Class SB, IO, ((-1 x US 30 Day Average SOFR) + 6.05%), 1.289%, 8/20/53	40,495,132	2,392,967
IFB Ser. 19-121, Class SD, IO, ((-1 x CME Term SOFR 1 Month) + 5.89%), 1.279%, 10/20/49	3,094,259	335,497
IFB Ser. 20-47, Class SA, IO, ((-1 x CME Term SOFR 1 Month) + 5.89%), 1.279%, 5/20/44	3,186,056	284,359
Ser. 18-H05, Class BI, IO, 1.255%, 2/20/68 W	971,627	46,037
Ser. 17-H06, Class MI, IO, 1.247%, 2/20/67 W	660,968	27,418
IFB Ser. 24-64, Class QS, IO, ((-1 x US 30 Day Average SOFR) + 6.00%), 1.239%, 4/20/54	58,945,060	4,084,769
IFB Ser. 23-101, Class HS, IO, ((-1 x US 30 Day Average SOFR) + 6.00%), 1.239%, 7/20/53	24,610,469	1,543,578
IFB Ser. 23-103, Class SK, IO, ((-1 x US 30 Day Average SOFR) + 6.00%), 1.239%, 7/20/53	51,136,571	2,857,256
IFB Ser. 23-82, Class CS, IO, ((-1 x US 30 Day Average SOFR) + 6.00%), 1.239%, 6/20/53	21,122,931	979,179
Ser. 17-H09, IO, 1.214%, 4/20/67 W	240,504	7,148
IFB Ser. 22-160, Class IB, IO, ((-1 x US 30 Day Average SOFR) + 5.93%), 1.169%, 6/20/53	20,443,654	1,353,597
Ser. 17-H10, Class MI, IO, 1.156%, 4/20/67 W	2,421,176	69,623
Ser. 15-H10, Class HI, IO, 1.112%, 4/20/65 W	58,825	2,752
IFB Ser. 24-30, Class SU, IO, ((-1 x US 30 Day Average SOFR) + 5.85%), 1.089%, 2/20/54	34,539,401	2,257,053
IFB Ser. 23-114, Class SK, IO, ((-1 x US 30 Day Average SOFR) + 5.85%), 1.089%, 8/20/53	47,025,335	2,572,413
Ser. 17-H02, Class BI, IO, 1.069%, 1/20/67 W	1,147,630	44,320
IFB Ser. 24-97, Class S, IO, ((-1 x US 30 Day Average SOFR) + 5.80%), 1.039%, 6/20/54	51,854,558	2,820,592
IFB Ser. 22-45, Class SP, IO, ((-1 x US 30 Day Average SOFR) + 5.80%), 1.039%, 5/20/50	34,395,377	2,958,673
IFB Ser. 24-30, Class EI, ((-1 x US 30 Day Average SOFR) + 5.77%), 1.009%, 2/20/54	58,825,326	3,231,393
Ser. 18-H01, Class AI, IO, 0.995%, 1/20/68 W	7,281,241	364,208
IFB Ser. 23-20, Class PS, IO, ((-1 x US 30 Day Average SOFR) + 5.75%), 0.989%, 2/20/53	57,828,129	2,210,255
IFB Ser. 24-4, Class GS, IO, ((-1 x US 30 Day Average SOFR) + 5.70%), 0.939%, 1/20/54	25,016,238	1,299,684
IFB Ser. 23-40, Class SH, IO, ((-1 x US 30 Day Average SOFR) + 5.70%), 0.939%, 3/20/53	16,374,918	588,521
Ser. 16-H27, Class EI, IO, 0.892%, 12/20/66 W	13,944,648	518,685
IFB Ser. 23-43, Class S, IO, ((-1 x US 30 Day Average SOFR) + 5.60%), 0.839%, 3/20/53	29,291,189	942,040
IFB Ser. 22-63, Class SB, IO, ((-1 x US 30 Day Average SOFR) + 5.60%), 0.839%, 11/20/46	3,958,094	311,283
FRB Ser. 21-H08, IO, 0.796%, 1/20/71 W	24,693,927	1,031,515
IFB Ser. 23-166, Class SJ, IO, ((-1 x US 30 Day Average SOFR) + 5.50%), 0.739%, 11/20/53	31,715,372	908,354
IFB Ser. 23-76, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 5.50%), 0.739%, 5/20/53	60,099,527	1,753,668
Ser. 16-H04, Class KI, IO, 0.628%, 2/20/66 W	9,667,354	225,481
Ser. 15-H04, Class AI, IO, 0.372%, 12/20/64 W	1,486,860	48,595
Government National Mortgage Association IFB Ser. 23-107, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 5.95%), 1.189%, 7/20/53	35,960,093	1,570,852
		177,078,309
Mortgage Opportunities Fund
3

MORTGAGE-BACKED SECURITIES (83.3%)* cont.	Principal amount	Value
Commercial mortgage-backed securities (20.5%) cont.
BANK
FRB Ser. 20-BN30, Class XA, IO, 1.384%, 12/15/53 W	$17,954,384	$1,012,999
FRB Ser. 24-BNK48, Class XA, IO, 1.353%, 9/15/34 W	9,495,233	824,685
FRB Ser. 20-BN26, Class XA, IO, 1.319%, 3/15/63 W	14,392,068	688,755
BANK 144A Ser. 18-BN11, Class D, 3.00%, 3/15/61	609,000	437,162
Bank5 FRB Ser. 24-5YR10, Class XA, 1.404%, 10/15/57 W	17,701,378	874,050
Barclays Commercial Mortgage Trust 144A
Ser. 19-C4, Class D, 3.25%, 8/15/52	1,010,000	569,769
Ser. 19-C4, Class E, 3.25%, 8/15/52	793,000	369,822
FRB Ser. 19-C5, Class F, 2.702%, 11/15/52 W	1,261,000	776,549
Ser. 19-C5, Class E, 2.50%, 11/15/52	867,000	632,564
BBCMS Mortgage Trust FRB Ser. 24-5C29, Class XA, IO, 1.823%, 9/15/57 W	25,152,945	1,666,576
BDS, Ltd. 144A FRB Ser. 21-FL9, Class A, (CME Term SOFR 1 Month + 1.18%), 5.795%, 11/16/38 (Cayman Islands)	716,649	713,966
Benchmark Mortgage Trust
FRB Ser. 18-B1, Class C, 4.345%, 1/15/51 W	608,000	519,974
FRB Ser. 24-V11, Class XA, IO, 0.56%, 11/15/57 W	38,676,000	984,757
Benchmark Mortgage Trust 144A
FRB Ser. 18-B3, Class D, 3.205%, 4/10/51 W	1,504,000	952,518
Ser. 19-B11, Class D, 3.00%, 5/15/52	963,000	446,589
Ser. 18-B1, Class D, 2.75%, 1/15/51	1,021,000	549,697
Ser. 19-B13, Class D, 2.50%, 8/15/57	1,295,000	711,648
BMO Mortgage Trust FRB Ser. 24-5C6, Class XA, IO, 1.575%, 9/15/57 W	15,374,767	838,660
BWAY Mortgage Trust 144A FRB Ser. 22-26BW, Class F, 5.029%, 2/10/44 W	2,210,000	1,215,348
Cantor Commercial Real Estate Lending FRB Ser. 19-CF3, Class XA, IO, 0.797%, 1/15/53 W	12,753,444	332,453
CD Commercial Mortgage Trust
FRB Ser. 17-CD3, Class C, 4.688%, 2/10/50 W	615,000	227,300
Ser. 17-CD3, Class B, 3.984%, 2/10/50 W	888,000	553,185
Ser. 17-CD4, Class B, 3.947%, 5/10/50 W	1,620,000	1,506,970
CD Commercial Mortgage Trust 144A
Ser. 17-CD3, Class D, 3.25%, 2/10/50	889,000	181,620
Ser. 19-CD8, Class D, 3.00%, 8/15/57	507,000	285,263
Citigroup Commercial Mortgage Trust
Ser. 14-GC21, Class C, 4.78%, 5/10/47 W	727,577	675,107
FRB Ser. 17-P7, Class C, 4.537%, 4/14/50 W	373,000	308,854
FRB Ser. 15-P1, Class C, 4.514%, 9/15/48 W	725,000	690,169
FRB Ser. 15-GC27, Class C, 4.499%, 2/10/48 W	989,000	976,345
FRB Ser. 15-GC31, Class D, 4.166%, 6/10/48 W	1,541,000	308,665
Citigroup Commercial Mortgage Trust 144A
FRB Ser. 13-GC17, Class D, 5.245%, 11/10/46 W	1,585,882	1,456,803
FRB Ser. 12-GC8, Class C, 5.107%, 9/10/45 W	627,421	570,988
FRB Ser. 15-GC27, Class D, 4.499%, 2/10/48 W	631,000	590,641
Ser. 14-GC25, Class D, 3.548%, 10/10/47	239,000	139,288
Ser. 15-GC27, Class E, 3.00%, 2/10/48	1,555,000	1,116,751
COMM Mortgage Trust
FRB Ser. 13-CR13, Class C, 5.109%, 11/10/46 W	244,815	227,993
FRB Ser. 14-CR16, Class C, 4.942%, 4/10/47 W	1,226,000	1,152,046
FRB Ser. 14-CR17, Class C, 4.941%, 5/10/47 W	2,834,500	2,599,100
FRB Ser. 14-UBS4, Class C, 4.801%, 8/10/47 W	324,000	238,125
FRB Ser. 14-UBS3, Class C, 4.747%, 6/10/47 W	301,000	213,565
FRB Ser. 14-UBS6, Class C, 4.467%, 12/10/47 W	334,000	318,491
Ser. 14-CR17, Class B, 4.377%, 5/10/47	498,318	486,536
Ser. 13-CR12, Class AM, 4.30%, 10/10/46	1,452,155	1,346,711
Ser. 14-UBS5, Class AM, 4.193%, 9/10/47 W	1,034,435	1,014,981
Ser. 14-UBS3, Class AM, 4.012%, 6/10/47	1,648,000	1,557,991
FRB Ser. 14-CR14, Class C, 3.794%, 2/10/47 W	650,000	605,975
FRB Ser. 15-CR26, Class D, 3.612%, 10/10/48 W	875,000	674,358
COMM Mortgage Trust 144A
FRB Ser. 13-LC13, Class D, 5.577%, 8/10/46 W	278,000	237,255
FRB Ser. 13-CR13, Class D, 5.109%, 11/10/46 W	2,060,000	1,262,366
FRB Ser. 14-CR17, Class D, 5.004%, 5/10/47 W	1,247,000	998,220

4
Mortgage Opportunities Fund

MORTGAGE-BACKED SECURITIES (83.3%)* cont.	Principal amount	Value
Commercial mortgage-backed securities (20.5%) cont.
COMM Mortgage Trust 144A
FRB Ser. 14-CR17, Class E, 5.004%, 5/10/47 W	$804,000	$460,355
FRB Ser. 14-CR19, Class D, 4.69%, 8/10/47 W	231,810	220,914
FRB Ser. 13-CR7, Class D, 4.384%, 3/10/46 W	935,272	860,008
FRB Ser. 15-LC19, Class E, 4.363%, 2/10/48 W	1,070,000	818,369
FRB Ser. 14-CR15, Class D, 4.077%, 2/10/47 W	923,000	840,222
FRB Ser. 14-CR14, Class D, 3.794%, 2/10/47 W	1,479,000	1,207,690
Ser. 12-CR4, Class B, 3.703%, 10/15/45	2,145,000	1,535,933
Ser. 13-LC6, Class E, 3.50%, 1/10/46	460,000	411,469
Ser. 17-COR2, Class D, 3.00%, 9/10/50	1,656,000	1,401,128
CSAIL Commercial Mortgage Trust
FRB Ser. 15-C3, Class C, 4.508%, 8/15/48 W	1,277,000	1,051,569
FRB Ser. 15-C2, Class C, 4.32%, 6/15/57 W	1,299,000	1,083,839
FRB Ser. 15-C2, Class D, 4.32%, 6/15/57 W	1,355,000	994,340
CSAIL Commercial Mortgage Trust 144A Ser. 19-C17, Class D, 2.50%, 9/15/52	594,000	276,541
Federal Home Loan Mortgage Corporation Multifamily Structured Credit Risk FRB Ser. 21-MN1, Class M2, 8.484%, 1/25/51	1,350,000	1,382,794
Federal Home Loan Mortgage Corporation 144A
Multifamily Structured Credit Risk FRB Ser. 21-MN3, Class M2, 8.734%, 11/25/51	2,059,000	2,107,776
Multifamily Structured Credit Risk FRB Ser. 21-MN1, Class M1, 6.734%, 1/25/51	1,001,644	997,386
Government National Mortgage Association FRB Ser. 24-32, IO, 0.706%, 6/16/63	16,630,460	840,460
GS Mortgage Securities Corp., II 144A FRB Ser. 13-GC10, Class D, 4.688%, 2/10/46 W	471,000	459,979
GS Mortgage Securities Trust Ser. 14-GC22, Class AS, 4.113%, 6/10/47	2,222,000	2,057,023
GS Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 6.574%, 8/10/43 W	397,000	376,082
FRB Ser. 14-GC24, Class D, 4.547%, 9/10/47 W	2,089,000	1,016,301
FRB Ser. 13-GC13, Class D, 4.00%, 7/10/46 W	739,000	450,051
Ser. 17-GS5, Class D, 3.509%, 3/10/50 W	3,043,000	968,484
Ser. 19-GC38, Class D, 3.00%, 2/10/52	439,000	344,806
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C22, Class B, 4.662%, 9/15/47 W	399,000	380,732
FRB Ser. 14-C22, Class C, 4.662%, 9/15/47 W	354,000	314,130
FRB Ser. 14-C25, Class B, 4.347%, 11/15/47 W	1,947,000	1,769,153
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C18, Class D, 4.687%, 2/15/47 W	1,135,000	938,660
FRB Ser. 14-C23, Class D, 4.20%, 9/15/47 W	1,500,000	1,303,689
FRB Ser. 14-C25, Class D, 4.105%, 11/15/47 W	1,390,000	709,129
FRB Ser. 13-C12, Class E, 4.071%, 7/15/45 W	625,000	428,408
Ser. 13-C14, Class F, 3.598%, 8/15/46 W	402,000	33,439
JPMCC Commercial Mortgage Securities Trust 144A FRB Ser. 17-JP7, Class D, 4.573%, 9/15/50 W	388,000	214,326
JPMDB Commercial Mortgage Securities Trust
Ser. 17-C5, Class C, 4.512%, 3/15/50 W	566,000	369,077
Ser. 17-C5, Class A4, 3.414%, 3/15/50	610,716	592,398
JPMDB Commercial Mortgage Securities Trust 144A FRB Ser. 16-C2, Class D, 3.475%, 6/15/49 W	1,101,000	458,832
JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 13-LC11, Class D, 4.519%, 4/15/46 W	740,000	270,294
FRB Ser. 13-C10, Class C, 4.21%, 12/15/47 W	539,827	508,281
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 11-C3, Class D, 5.709%, 2/15/46 W	450,000	351,908
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46 (In default) † W	643,000	100,327
Ser. 12-C6, Class G, 2.972%, 5/15/45 W	100,000	74,977
Morgan Stanley Bank of America Merrill Lynch Trust
Ser. 12-C6, Class C, 4.536%, 11/15/45 W	917,499	834,787
FRB Ser. 17-C34, Class C, 4.31%, 11/15/52 W	691,000	569,708
FRB Ser. 15-C23, Class B, 4.275%, 7/15/50 W	1,555,000	1,507,953
FRB Ser. 13-C10, Class B, 4.114%, 7/15/46 W	1,355,519	1,256,719
Ser. 14-C19, Class C, 4.00%, 12/15/47	787,000	748,255
FRB Ser. 13-C9, Class C, 3.846%, 5/15/46 W	269,000	239,656
Ser. 13-C9, Class B, 3.708%, 5/15/46 W	1,500,217	1,408,112

Mortgage Opportunities Fund
5

MORTGAGE-BACKED SECURITIES (83.3%)* cont.	Principal amount	Value
Commercial mortgage-backed securities (20.5%) cont.
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C12, Class D, 4.963%, 10/15/46 W	$1,139,000	$1,031,284
FRB Ser. 13-C12, Class E, 4.963%, 10/15/46 W	405,000	307,028
FRB Ser. 12-C6, Class E, 4.504%, 11/15/45 W	1,303,000	515,615
FRB Ser. 12-C6, Class G, 4.50%, 11/15/45 W	1,441,000	83,166
FRB Ser. 15-C24, Class E, 4.463%, 5/15/48 W	677,000	521,426
FRB Ser. 15-C23, Class D, 4.275%, 7/15/50 W	1,242,000	1,172,647
FRB Ser. 13-C10, Class F, 4.114%, 7/15/46 W	1,286,000	81,201
FRB Ser. 13-C9, Class G, 3.934%, 5/15/46 W	1,500,000	847,045
Ser. 15-C24, Class D, 3.257%, 5/15/48	2,004,000	1,747,104
Ser. 14-C19, Class D, 3.25%, 12/15/47	574,000	480,177
Ser. 17-C34, Class D, 2.70%, 11/15/52	663,000	407,400
Morgan Stanley Capital I Trust
Ser. 06-HQ10, Class B, 5.448%, 11/12/41 W	23,983	20,474
FRB Ser. 18-H3, Class C, 5.011%, 7/15/51 W	823,000	763,039
FRB Ser. 16-UB12, Class C, 4.261%, 12/15/49 W	498,000	359,019
FRB Ser. 16-BNK2, Class C, 4.008%, 11/15/49 W	571,000	451,985
Morgan Stanley Capital I Trust 144A
FRB Ser. 12-C4, Class D, 5.336%, 3/15/45 W	621,531	582,160
FRB Ser. 12-C4, Class E, 5.336%, 3/15/45 W	392,000	184,329
FRB Ser. 11-C3, Class G, 5.107%, 7/15/49 W	753,000	658,975
PFP, Ltd. 144A
FRB Ser. 23-10, Class AS, 7.635%, 9/16/38 (Bermuda)	593,000	596,488
FRB Ser. 22-9, Class AS, 7.394%, 8/19/35 (Bermuda)	768,000	771,840
Shelter Growth CRE Issuer, Ltd. 144A FRB Ser. 23-FL5, Class A, 7.36%, 5/19/38 (Bermuda)	572,010	574,155
UBS Commercial Mortgage Trust FRB Ser. 18-C11, Class C, 5.044%, 6/15/51 W	641,000	567,948
UBS Commercial Mortgage Trust 144A
FRB Ser. 17-C1, Class D, 5.017%, 6/15/50 W	1,223,000	902,414
FRB Ser. 12-C1, Class E, 5.00%, 5/10/45 W	503,044	473,647
FRB Ser. 18-C11, Class D, 3.00%, 6/15/51 W	2,195,000	1,182,905
Wells Fargo Commercial Mortgage Trust
FRB Ser. 16-NXS5, Class D, 5.141%, 1/15/59 W	371,000	301,049
FRB Ser. 15-C31, Class C, 4.744%, 11/15/48 W	711,000	675,962
Ser. 15-C31, Class D, 3.852%, 11/15/48	1,322,000	1,102,854
Ser. 20-C56, Class A2, 2.498%, 6/15/53	43,739	41,234
FRB Ser. 19-C52, Class XA, IO, 1.705%, 8/15/52 W	17,412,508	979,555
FRB Ser. 21-C59, Class XA, IO, 1.636%, 4/15/54 W	23,563,259	1,599,891
Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 15-C31, Class E, 4.744%, 11/15/48 W	783,000	472,187
FRB Ser. 15-C30, Class D, 4.638%, 9/15/58 W	1,040,000	973,839
FRB Ser. 13-LC12, Class D, 4.077%, 7/15/46 W	381,000	168,102
Ser. 14-LC16, Class D, 3.938%, 8/15/50	236,765	29,810
Ser. 17-RB1, Class D, 3.401%, 3/15/50	1,112,000	528,459
Ser. 16-C33, Class D, 3.123%, 3/15/59	1,519,000	1,280,043
Ser. 20-C55, Class D, 2.50%, 2/15/53	919,000	565,859
WF-RBS Commercial Mortgage Trust
Ser. 14-C21, Class C, 4.234%, 8/15/47 W	816,000	753,755
FRB Ser. 14-C21, Class B, 4.213%, 8/15/47 W	1,495,000	1,432,003
WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C4, Class E, 5.149%, 6/15/44 W	806,022	699,924
FRB Ser. 13-C15, Class D, 4.326%, 8/15/46 W	1,324,000	516,360
FRB Ser. 13-C11, Class D, 4.198%, 3/15/45 W	1,510,000	1,298,365
		103,889,394
Residential mortgage-backed securities (non-agency) (27.9%)
A&D Mortgage Trust 144A
Ser. 23-NQM4, Class A2, stepped-coupon 7.826% (8.826%, 10/1/27), 9/25/68 ††	2,802,064	2,856,719
Ser. 24-NQM1, Class A1, 6.195%, 2/25/69	2,061,706	2,072,241
Ser. 23-NQM2, Class A1, 6.132%, 5/25/68	1,136,003	1,138,514
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (CME Term SOFR 1 Month + 0.30%), 4.892%, 5/25/47	1,394,382	797,342
Arroyo Mortgage Trust 144A Ser. 20-1, Class M1, 4.277%, 3/25/55	442,000	390,913

6
Mortgage Opportunities Fund

MORTGAGE-BACKED SECURITIES (83.3%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) (27.9%) cont.
Bear Stearns Alt-A Trust
FRB Ser. 05-8, Class 21A1, 5.746%, 10/25/35 W	$241,247	$203,457
FRB Ser. 05-10, Class 11A1, (CME Term SOFR 1 Month + 0.61%), 5.202%, 1/25/36	82,676	78,263
Bear Stearns Mortgage Funding Trust FRB Ser. 06-AR2, Class 2A1, (CME Term SOFR 1 Month + 0.57%), 5.162%, 9/25/46	1,795,078	1,622,176
BRAVO Residential Funding Trust 144A Ser. 24-NQM2, Class A1, stepped-coupon 6.285% (7.285%, 2/1/28), 2/25/64 ††	3,830,373	3,867,522
Cascade Funding Mortgage Trust, LLC 144A FRB Ser. 24-HB13, Class M1, 3.00%, 5/25/34 W	3,750,000	3,500,068
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 06-4A, Class A2, (CME Term SOFR 1 Month + 0.29%), 4.882%, 11/25/47	748,918	655,899
CIM Trust 144A FRB Ser. 24-R1, Class A1, 4.75%, 6/25/64 W	749,102	732,845
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 07-AMC3, Class A2D, (CME Term SOFR 1 Month + 0.46%), 5.052%, 3/25/37	150,801	128,109
Countrywide Alternative Loan Trust
FRB Ser. 05-38, Class A1, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 1.50%), 6.427%, 9/25/35	560,250	499,434
Ser. 06-43CB, Class 1A10, 6.00%, 2/25/37	3,457,170	1,867,789
FRB Ser. 06-OA10, Class 3A1, (CME Term SOFR 1 Month + 0.49%), 5.082%, 8/25/46	174,765	153,817
FRB Ser. 06-OA10, Class 4A1, (CME Term SOFR 1 Month + 0.49%), 5.082%, 8/25/46	199,607	169,584
FRB Ser. 06-OA19, Class A1, (CME Term SOFR 1 Month + 0.29%), 4.901%, 2/20/47	1,032,228	826,809
Countrywide Home Loans Mortgage Pass-Through Trust FRB Ser. 06-OA5, Class 2A1, (CME Term SOFR 1 Month + 0.51%), 5.102%, 4/25/46	27,816	23,737
Credit Suisse Mortgage Capital Certificates 144A FRB Ser. 20-SPT1, Class M1, 3.388%, 4/25/65 W	392,000	370,344
CSMC Mortgaged-Backed Trust FRB Ser. 07-1, Class 1A3, 5.989%, 2/25/37 W	5,537,890	1,325,466
CSMC Trust 144A Ser. 21-RPL7, Class A1, 4.185%, 7/27/61 W	314,101	313,372
Deutsche Alt-B Securities Mortgage Loan Trust Ser. 06-AB4, Class A4B, 6.50%, 10/25/36	1,959,064	1,691,375
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 15-HQA2, Class B, (US 30 Day Average SOFR + 10.61%), 15.349%, 5/25/28	247,518	258,194
Structured Agency Credit Risk Debt FRN Ser. 17-DNA1, Class B2, (US 30 Day Average SOFR + 10.00%), 14.849%, 7/25/29	517,787	587,264
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B, (US 30 Day Average SOFR + 10.11%), 14.849%, 7/25/28	245,418	265,084
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B, (US 30 Day Average SOFR + 9.46%), 14.199%, 4/25/28	293,871	313,140
Structured Agency Credit Risk Debt FRN Ser. 15-HQA1, Class B, (US 30 Day Average SOFR + 8.91%), 13.649%, 3/25/28	367,867	379,711
Seasoned Credit Risk Transfer Trust Ser. 18-1, Class M, 4.75%, 5/25/57 W	701,838	684,071
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class B2, (US 30 Day Average SOFR + 12.36%), 17.099%, 2/25/49	2,642,000	3,300,139
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B2, (US 30 Day Average SOFR + 11.11%), 15.849%, 10/25/48	3,028,000	3,860,313
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA1, Class B2, (US 30 Day Average SOFR + 11.00%), 15.734%, 3/25/42	2,600,000	3,001,980
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class B2, (US 30 Day Average SOFR + 10.86%), 15.599%, 1/25/49	439,000	545,695
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B2, (US 30 Day Average SOFR + 10.61%), 15.349%, 3/25/49	755,000	895,499
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA3, Class B2, (US 30 Day Average SOFR + 9.46%), 14.199%, 6/25/50	750,000	989,218
Structured Agency Credit Risk Trust FRB Ser. 19-FTR1, Class B2, (US 30 Day Average SOFR + 8.46%), 13.199%, 1/25/48	3,900,000	4,680,394
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class B2, (US 30 Day Average SOFR + 7.86%), 12.599%, 9/25/48	1,318,000	1,545,847
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA2, Class B2, (US 30 Day Average SOFR + 7.71%), 12.449%, 3/25/50	3,000,000	3,608,221
Structured Agency Credit Risk Trust FRB Ser. 19-HQA3, Class B2, (US 30 Day Average SOFR + 7.61%), 12.349%, 9/25/49	1,000,000	1,136,459
Structured Agency Credit Risk Debt FRN Ser. 22-DNA5, Class M2, (US 30 Day Average SOFR + 6.75%), 11.484%, 6/25/42	1,471,000	1,652,848
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA3, Class B2, (US 30 Day Average SOFR + 6.25%), 10.984%, 10/25/33	2,879,000	3,468,241

Mortgage Opportunities Fund
7

MORTGAGE-BACKED SECURITIES (83.3%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) (27.9%) cont.
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA3, Class M2, (US 30 Day Average SOFR + 5.35%), 10.084%, 8/25/42	$3,160,000	$3,443,783
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA1, Class M2, (US 30 Day Average SOFR + 5.25%), 9.984%, 3/25/42	2,759,000	2,976,299
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA1, Class B2, (US 30 Day Average SOFR + 5.21%), 9.949%, 1/25/50	800,000	873,585
Structured Agency Credit Risk Trust FRB Ser. 19-FTR3, Class FTR3, (US 30 Day Average SOFR + 4.91%), 9.771%, 9/25/47	800,000	859,226
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA1, Class B2, (US 30 Day Average SOFR + 4.75%), 9.484%, 1/25/51	1,100,000	1,196,290
Structured Agency Credit Risk Debt FRN Ser. 22-DNA2, Class M2, (US 30 Day Average SOFR + 3.75%), 8.484%, 2/25/42	1,975,000	2,072,208
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M, 4.75%, 8/25/58 W	244,000	234,763
Seasoned Credit Risk Transfer Trust Ser. 17-3, Class M2, 4.75%, 7/25/56 W	400,000	389,739
Seasoned Credit Risk Transfer Trust Ser. 19-4, Class M, 4.50%, 2/25/59 W	1,799,000	1,682,858
Seasoned Credit Risk Transfer Trust FRB Ser. 20-1, Class M, 4.25%, 8/25/59 W	1,120,000	1,056,799
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2B, (US 30 Day Average SOFR + 12.86%), 17.599%, 10/25/28	813,502	930,178
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, (US 30 Day Average SOFR + 11.86%), 16.599%, 10/25/28	338,371	383,813
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B, (US 30 Day Average SOFR + 11.86%), 16.599%, 8/25/28	26,411	29,372
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1B, (US 30 Day Average SOFR + 10.36%), 15.099%, 1/25/29	571,244	647,693
Connecticut Avenue Securities FRB Ser. 16-C07, Class 2B, (US 30 Day Average SOFR + 9.61%), 14.349%, 5/25/29	595,120	674,230
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1B, (US 30 Day Average SOFR + 9.36%), 14.099%, 4/25/29	1,549,978	1,717,932
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 22-R06, Class 1B2, (US 30 Day Average SOFR + 10.60%), 15.334%, 5/25/42	500,000	584,826
Connecticut Avenue Securities Trust FRB Ser. 22-R09, Class 2B1, (US 30 Day Average SOFR + 6.75%), 11.475%, 9/25/42	500,000	557,253
Connecticut Avenue Securities Trust FRB Ser. 23-R03, Class 2B1, (US 30 Day Average SOFR + 6.35%), 11.084%, 4/25/43	850,000	955,992
Connecticut Avenue Securities Trust FRB Ser. 22-R04, Class 1B1, (US 30 Day Average SOFR + 5.25%), 9.984%, 3/25/42	500,000	539,244
Connecticut Avenue Securities Trust FRB Ser. 22-R09, Class 2M2, (US 30 Day Average SOFR + 4.75%), 9.475%, 9/25/42	1,000,000	1,088,758
Connecticut Avenue Securities Trust FRB Ser. 22-R05, Class 2B1, (US 30 Day Average SOFR + 4.50%), 9.234%, 4/25/42	2,540,000	2,697,622
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2B1, (US 30 Day Average SOFR + 4.50%), 9.234%, 1/25/42	2,146,000	2,264,129
Connecticut Avenue Securities Trust FRB Ser. 19-R03, Class 1B1, (US 30 Day Average SOFR + 4.21%), 8.949%, 9/25/31	1,064,395	1,129,671
Connecticut Avenue Securities Trust FRB Ser. 23-R08, Class 1B1, (US 30 Day Average SOFR + 3.55%), 8.284%, 10/25/43	1,500,000	1,573,133
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M2, (US 30 Day Average SOFR + 3.00%), 7.734%, 1/25/42	2,727,000	2,802,811
Connecticut Avenue Securities FRB Ser. 21-R02, Class 2M2, (US 30 Day Average SOFR + 2.00%), 6.734%, 11/25/41	3,100,000	3,131,247
GS Mortgage-Backed Securities Trust 144A
FRB Ser. 24-HE1, Class A1, (US 30 Day Average SOFR + 1.60%), 6.334%, 8/25/54	3,481,035	3,492,380
Ser. 24-RPL4, Class A1, stepped-coupon 3.90% (4.90%, 7/1/28), 9/25/61 ††	315,259	302,972
GSAA Home Equity Trust
Ser. 07-2, Class AF4A, 6.483%, 3/25/37	1,165,055	330,898
FRB Ser. 06-8, Class 2A2, (CME Term SOFR 1 Month + 0.47%), 5.062%, 5/25/36	74,820	16,374
FRB Ser. 06-1, Class A1, (CME Term SOFR 1 Month + 0.29%), 4.882%, 1/25/36	1,004,744	290,820
FRB Ser. 06-17, Class A1, (CME Term SOFR 1 Month + 0.23%), 4.822%, 11/25/36	8,351,995	1,932,074
GSR Mortgage Loan Trust FRB Ser. 07-OA1, Class 2A3A, (CME Term SOFR 1 Month + 0.42%), 5.012%, 5/25/37	296,677	167,560
Home Re, Ltd. 144A FRB Ser. 22-1, Class B1, (US 30 Day Average SOFR + 9.00%), 13.734%, 10/25/34 (Bermuda)	900,000	1,012,219

8
Mortgage Opportunities Fund

MORTGAGE-BACKED SECURITIES (83.3%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) (27.9%) cont.
HOMES Trust 144A Ser. 24-NQM1, Class A1, stepped-coupon 5.915% (6.915%, 7/1/28), 7/25/69 ††	$945,840	$951,401
HTAP 144A FRB Ser. 24-1, Class A, 7.00%, 4/25/37	1,469,562	1,460,953
Imperial Fund Mortgage Trust 144A Ser. 22-NQM4, Class A3, 5.04%, 6/25/67	1,125,174	1,119,123
IndyMac INDX Mortgage Loan Trust FRB Ser. 06-AR11, Class 2A1, 4.124%, 6/25/36 W	20,290	17,834
JPMorgan Mortgage Trust 144A
FRB Ser. 24-10, Class A11, (US 30 Day Average SOFR + 1.25%), 5.984%, 3/25/55	2,070,295	2,076,120
FRB Ser. 24-HE2, Class A1, (US 30 Day Average SOFR + 1.20%), 5.961%, 10/20/54	1,082,246	1,083,722
FRB Ser. 24-VIS2, Class A1, 5.853%, 11/25/64	4,394,303	4,418,587
Lehman XS Trust FRB Ser. 06-17, Class 1A4A, (CME Term SOFR 1 Month + 0.45%), 5.042%, 8/25/46	2,885,086	2,503,710
LHOME Mortgage Trust 144A Ser. 23-RTL4, Class A1, 7.628%, 11/25/28	1,045,000	1,061,111
Merrill Lynch Mortgage Investors Trust FRB Ser. 06-HE3, Class A4, (CME Term SOFR 1 Month + 0.61%), 5.202%, 6/25/37	772,936	207,744
MFA Trust Ser. 24-NPL1, Class A1, stepped-coupon 6.33% (9.33%, 9/25/27), 9/25/54 ††	266,828	267,162
MFA Trust 144A Ser. 23-NQM3, Class A1, 6.617%, 7/25/68	556,333	562,086
Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-R4, Class 4B, (CME Term SOFR 1 Month + 0.34%), 3.086%, 2/26/37	329,314	302,673
Morgan Stanley Residential Mortgage Loan Trust 144A FRB Ser. 24-3, Class AF, (US 30 Day Average SOFR + 1.35%), 6.084%, 7/25/54	2,496,957	2,500,878
NYMT Loan Trust 144A Ser. 22-BPL1, Class A1, stepped-coupon 3.967% (5.967%, 7/25/25), 11/25/27 ††	1,244,437	1,242,057
PRET, LLC 144A Ser. 24-RN2, Class A1, stepped-coupon 10.125%, (10.143%, 1/25/27) 6/25/27 ††	3,977,429	3,987,079
PRMI Securitization Trust 144A FRB Ser. 24-CMG1, Class A1, (US 30 Day Average SOFR + 1.45%), 6.304%, 7/25/54	4,135,087	4,139,206
PRPM Trust 144A Ser. 24-NQM2, Class A1, stepped-coupon 6.327% (7.292%, 7/1/28), 6/25/69 ††	949,740	958,754
Saluda Grade Alternative Mortgage Trust 144A
Ser. 24-RTL5, Class A1, stepped-coupon 7.762% (9.262%, 9/1/26), 4/25/30 ††	3,584,000	3,616,838
Ser. 24-RTL4, Class A1, stepped-coupon 7.50% (8.50%, 7/1/26), 2/25/30 ††	1,023,000	1,031,611
FRB Ser. 24-RTL6, Class A1, 7.439%, 7/25/30	2,979,000	2,995,469
Structured Asset Mortgage Investments II Trust
FRB Ser. 07-AR1, Class 2A1, (CME Term SOFR 1 Month + 0.47%), 5.062%, 1/25/37	23,350	20,389
FRB Ser. 06-AR7, Class A1BG, (CME Term SOFR 1 Month + 0.23%), 4.822%, 8/25/36	140,631	123,922
Towd Point HE Trust 144A Ser. 21-HE1, Class A1, 0.918%, 2/25/63 W	745,531	725,211
Unlock Hea Trust 144A Ser. 23-1, Class A, 7.00%, 10/25/38	687,192	688,140
Verus Securitization Trust 144A FRB Ser. 23-INV3, Class A1, 6.876%, 11/25/68 W	1,987,959	2,019,801
VOLT XCIV, LLC 144A Ser. 21-NPL3, Class A1, stepped-coupon 5.24% (6.239%, 1/25/25), 2/27/51 STP	1,139,462	1,137,145
WaMu Mortgage Pass-Through Certificates Trust FRB Ser. 05-AR13, Class A1C4, (CME Term SOFR 1 Month + 0.97%), 5.562%, 10/25/45	33,088	31,981
		141,747,571
Total mortgage-backed securities (cost $427,597,577)		$422,715,274
U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (59.3%)*	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (18.0%)
Government National Mortgage Association Pass-Through Certificates
5.50%, TBA, 12/1/54	$13,000,000	$13,013,384
5.00%, TBA, 12/1/54	67,000,000	66,037,092
4.50%, TBA, 12/1/54	8,000,000	7,720,179
4.00%, TBA, 12/1/54	5,000,000	4,702,046
		91,472,701
U.S. Government Agency Mortgage Obligations (41.3%)
Uniform Mortgage-Backed Securities
5.50%, TBA, 12/1/54	167,000,000	166,821,121
4.50%, TBA, 12/1/54	26,000,000	24,968,565
3.50%, TBA, 12/1/54	1,000,000	906,535
3.00%, TBA, 12/1/54	4,000,000	3,487,146
2.50%, TBA, 12/1/54	16,000,000	13,392,052
		209,575,419
Total U.S. government and agency mortgage obligations (cost $298,240,780)		$301,048,120
U.S. TREASURY OBLIGATIONS (—%)*	Principal amount	Value
U.S. Treasury Notes 3.125%, 8/31/27 [i]	$197,000	$193,431
Total U.S. treasury obligations (cost $193,431)		$193,431

Mortgage Opportunities Fund
9

ASSET-BACKED SECURITIES (1.1%)*	Principal amount	Value
Station Place Securitization Trust 144A
FRB Ser. 24-2, Class A, (CME Term SOFR 1 Month + 0.90%), 5.643%, 6/22/25	$1,805,000	$1,805,695
FRB Ser. 24-10, Class A, (CME Term SOFR 1 Month + 0.90%), 5.488%, 10/27/25	2,000,000	1,998,794
FRB Ser. 24-5, Class A, (CME Term SOFR 1 Month + 0.90%), 5.488%, 8/4/25	1,855,000	1,855,788
Total asset-backed securities (cost $5,660,000)		$5,660,277
SHORT-TERM INVESTMENTS (12.4%)*	Principal amount/shares	Value
Putnam Short Term Investment Fund Class P 4.78% L	Shares 40,668,098	$40,668,098
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.59% P	Shares 2,650,000	2,650,000
U.S. Treasury Bills 4.531%, 1/9/25 # Δ	$10,000,000	9,952,640
U.S. Treasury Bills 4.620%, 1/16/25 # Δ	9,300,000	9,248,022
U.S. Treasury Bills 4.567%, 12/17/24	300,000	299,433
Total short-term investments (cost $62,815,881)		$62,818,193
TOTAL INVESTMENTS
Total investments (cost $794,507,669)	$792,435,295
Key to holding’s abbreviations
bp	Basis Points
CME	Chicago Mercantile Exchange
CMT	U.S. Constant Maturity Treasury
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
OTC	Over-the-counter
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments
Notes to the fund’s portfolio
Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from June 1, 2024 through November 30, 2024 (the reporting period). Within the following notes to the portfolio, references to “Franklin Advisers” represent Franklin Advisers, Inc., the fund’s investment manager, a direct wholly-owned subsidiary of Franklin Resources, Inc., and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.
*	Percentages indicated are based on net assets of $507,530,860.
†	This security is non-income-producing.
††	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
#	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $7,034,034 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).
Δ	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $2,128,433 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).
[i]	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts (Note 1).
L	Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
P	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
W	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
See Note 1 to the financial statements regarding TBA commitments.
The dates shown on debt obligations are the original maturity dates.

10
Mortgage Opportunities Fund

FUTURES CONTRACTS OUTSTANDING at 11/30/24 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized depreciation
U.S. Treasury Note 2 yr (Short)	2,744	$565,564,128	$565,564,128	Mar-25	$(1,033,169)
U.S. Treasury Note Ultra 10 yr (Short)	1,285	147,513,984	147,513,984	Mar-25	(1,093,911)
Unrealized appreciation					—
Unrealized (depreciation)					(2,127,080)
Total					$(2,127,080)
FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 11/30/24 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/ Maturity date	Expiration date/strike	Notional/Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
(3.428)/US SOFR/Aug-37 (Purchased)	Aug-27/3.428	$30,052,000	$(1,729,493)	$166,007
3.428/US SOFR/Aug-37 (Purchased)	Aug-27/3.428	30,052,000	(1,729,493)	(393,140)
BNP Paribas
3.55/US SOFR/May-35 (Purchased)	May-25/3.55	152,711,200	(2,493,010)	333,979
(3.70)/US SOFR/May-35 (Written)	May-25/3.70	76,355,600	1,656,917	(218,607)
(3.00)/US SOFR/May-35 (Written)	May-25/3.00	76,355,600	381,778	(38,101)
Mizuho Capital Markets LLC
3.5475/US SOFR/Aug-36 (Purchased)	Aug-26/3.5475	9,023,700	(451,636)	(95,426)
(4.0475)/US SOFR/Aug-36 (Purchased)	Aug-26/4.0475	9,023,700	(469,232)	(182,901)
Unrealized appreciation				499,986
Unrealized (depreciation)				(928,175)
Total				$(428,189)
TBA SALE COMMITMENTS OUTSTANDING at 11/30/24 (proceeds receivable $5,534,766) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 4.00%, 12/1/54	$6,000,000	12/12/24	$5,611,946
Total			$5,611,946
	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 11/30/24 (Unaudited)
	Notional amount	Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
	$654,550,000	$2,214,997E	$5,406,855	12/18/26	3.80% — Annually	US SOFR — Annually	$7,621,842
	3,563,000	21,268E	49,962	12/18/29	US SOFR — Annually	3.60% — Annually	28,695
	188,060,000	4,734,222E	(5,788,572)	12/18/34	3.40% — Annually	US SOFR — Annually	(1,054,349)
	19,756,000	1,321,183E	463,666	12/18/54	US SOFR — Annually	3.20% — Annually	(857,516)
	105,233,400	4,441,586	(1,389)	9/24/34	US SOFR — Annually	3.194% — Annually	(4,721,473)
	Total	$130,522		$1,017,199
E	Extended effective date.
OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 11/30/24 (Unaudited)
Swap counterparty/ Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation/ (depreciation)
Citigroup Global Markets, Inc.
CMBX NA BB.13 Index	B+/P	$2,024,056	$4,734,000	$1,601,512	12/16/72	500 bp — Monthly	$426,490
CMBX NA BB.6 Index	CCC-/P	647,506	1,912,636	499,389	5/11/63	500 bp — Monthly	149,711
CMBX NA BBB–.16 Index	BBB–/P	50,237	221,000	34,476	4/17/65	300 bp — Monthly	15,871
Goldman Sachs International
CMBX NA BBB–.16 Index	BBB–/P	23,410	114,000	17,784	4/17/65	300 bp — Monthly	5,683
JPMorgan Securities LLC
CMBX NA BB.10 Index	CCC+/P	23,189	289,000	118,143	5/11/63	500 bp — Monthly	(94,714)
CMBX NA BB.6 Index	CCC-/P	806,690	804,807	210,135	5/11/63	500 bp — Monthly	597,226
Mortgage Opportunities Fund
11

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 11/30/24 (Unaudited) cont.
	Swap counterparty/ Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Merrill Lynch International
	CMBX NA BB.6 Index	CCC-/P	$22,364	$102,719	$26,820	5/11/63	500 bp — Monthly	$(4,371)
	Morgan Stanley & Co. International PLC
	CMBX NA BB.13 Index	B+/P	830,316	1,841,000	622,810	12/16/72	500 bp — Monthly	209,040
	CMBX NA BBB–.16 Index	BBB–/P	25,914	114,000	17,784	4/17/65	300 bp — Monthly	8,187
	Upfront premium received		4,453,682	Unrealized appreciation				1,412,208
	Upfront premium (paid)		—	Unrealized (depreciation)				(99,085)
	Total	$4,453,682		Total				$1,313,123
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at November 30, 2024. Securities rated by Fitch are indicated by “/F.” Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.
	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 11/30/24 (Unaudited)
	Swap counterparty/ Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA BB.10 Index	$(203,261)	$438,000	$179,054	11/17/59	(500 bp) — Monthly	$(24,572)
	CMBX NA BB.10 Index	(170,874)	424,000	173,331	11/17/59	(500 bp) — Monthly	2,103
	CMBX NA BB.10 Index	(89,870)	223,000	91,162	11/17/59	(500 bp) — Monthly	1,106
	CMBX NA BB.8 Index	(249,406)	536,934	219,445	10/17/57	(500 bp) — Monthly	(30,409)
	CMBX NA BBB–.12 Index	(290,603)	1,024,000	191,386	8/17/61	(300 bp) — Monthly	(99,729)
	Goldman Sachs International
	CMBX NA BB.10 Index	(376,522)	836,000	341,757	11/17/59	(500 bp) — Monthly	(35,462)
	CMBX NA BBB–.12 Index	(1,229,726)	4,663,000	871,515	8/17/61	(300 bp) — Monthly	(360,542)
	Merrill Lynch International
	CMBX NA BB.10 Index	(2,674)	47,000	19,214	11/17/59	(500 bp) — Monthly	16,500
	Morgan Stanley & Co. International PLC
	CMBX NA BB.8 Index	(143,186)	303,890	124,200	10/17/57	(500 bp) — Monthly	(19,239)
	CMBX NA BBB–.12 Index	(340,040)	1,069,000	199,796	8/17/61	(300 bp) — Monthly	(140,778)
	CMBX NA BBB–.8 Index	(707,311)	2,992,922	377,408	10/17/57	(300 bp) — Monthly	(331,400)
	Upfront premium received	—	Unrealized appreciation				19,709
	Upfront premium (paid)	(3,803,473)	Unrealized (depreciation)				(1,042,131)
	Total	$(3,803,473)	Total				$(1,022,422)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

12
Mortgage Opportunities Fund

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$5,660,277	$—
Mortgage-backed securities	—	422,715,274	—
U.S. government and agency mortgage obligations	—	301,048,120	—
U.S. treasury obligations	—	193,431	—
Short-term investments	2,650,000	60,168,193	—
Totals by level	$2,650,000	$789,785,295	$—
	Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$(2,127,080)	$—	$—
Forward premium swap option contracts	—	(428,189)	—
TBA sale commitments	—	(5,611,946)	—
Interest rate swap contracts	—	886,677	—
Credit default contracts	—	(359,508)	—
Totals by level	$(2,127,080)	$(5,512,966)	$—

The accompanying notes are an integral part of these financial statements.

Mortgage Opportunities Fund
13

Financial statements

Statement of assets and liabilities

11/30/24 (Unaudited)

ASSETS
Investment in securities, at value (Notes 1 and 8):
Unaffiliated issuers (identified cost $753,839,571)	$751,767,197
Affiliated issuers (identified cost $40,668,098) (Note 5)	40,668,098
Interest and other receivables	3,860,048
Receivable for shares of the fund sold	657,437
Receivable for investments sold	98,366
Receivable for sales of TBA securities (Note 1)	5,542,099
Receivable for variation margin on centrally cleared swap contracts (Note 1)	1,645,011
Unrealized appreciation on forward premium swap option contracts (Note 1)	499,986
Unrealized appreciation on OTC swap contracts (Note 1)	1,431,917
Premium paid on OTC swap contracts (Note 1)	3,803,473
Deposits with broker (Note 1)	14,787,557
Receivable from broker (Note 1)	176,393
Prepaid assets	43,266
Total assets	824,980,848

LIABILITIES
Payable for investments purchased	78
Payable for purchases of TBA securities (Note 1)	298,805,392
Payable for shares of the fund repurchased	29,414
Payable for compensation of Manager (Note 2)	39,861
Payable for custodian fees (Note 2)	21,777
Payable for investor servicing fees (Note 2)	151,544
Payable for Trustee compensation and expenses (Note 2)	11,033
Payable for administrative services (Note 2)	2,236
Payable for distribution fees (Note 2)	8,185
Payable for variation margin on futures contracts (Note 1)	967,966
Payable for variation margin on centrally cleared swap contracts (Note 1)	2,300,193
Unrealized depreciation on forward premium swap option contracts (Note 1)	928,175
Unrealized depreciation on OTC swap contracts (Note 1)	1,141,216
Premium received on OTC swap contracts (Note 1)	4,453,682
TBA sale commitments, at value (proceeds receivable $5,534,766) (Note 1)	5,611,946
Collateral on certain derivative contracts and TBA commitments, at value (Notes 1 and 8)	2,843,431
Other accrued expenses	133,859
Total liabilities	317,449,988
Net assets	$507,530,860

Represented by
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$544,884,923
Total distributable earnings (Note 1)	(37,354,063)
Total — Representing net assets applicable to capital shares outstanding	$507,530,860

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value and redemption price per class A share ($19,988,238 divided by 2,254,663 shares)	$8.87
Offering price per class A share (100/96.00 of $8.87)*	$9.24
Net asset value and offering price per class C share ($5,250,816 divided by 590,886 shares)**	$8.89
Net asset value and offering price per class I share ($115,311,792 divided by 12,983,897 shares)	$8.88
Net asset value, offering price and redemption price per class R6 share ($4,677,919 divided by 526,278 shares)	$8.89
Net asset value, offering price and redemption price per class Y share ($362,302,095 divided by 40,840,676 shares)	$8.87
*	On single retail sales of less than $100,000. On sales of $100,000 or more the offering price is reduced.
**	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

14	Mortgage Opportunities Fund

Statement of operations

Six months ended 11/30/24 (Unaudited)

Investment income
Interest (including interest income of $2,096,736 from investments in affiliated issuers) (Note 5)	$19,578,620
Total investment income	19,578,620

EXPENSES
Compensation of Manager (Note 2)	1,564,459
Investor servicing fees (Note 2)	308,410
Custodian fees (Note 2)	22,405
Trustee compensation and expenses (Note 2)	10,478
Distribution fees (Note 2)	43,877
Administrative services (Note 2)	3,686
Other	136,804
Fees waived and reimbursed by Manager (Note 2)	(410,385)
Total expenses	1,679,734
Expense reduction (Note 2)	(8,001)
Net expenses	1,671,733
Net investment income	17,906,887

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	4,588,670
Futures contracts (Note 1)	(2,576,225)
Swap contracts (Note 1)	(10,265,800)
Total net realized loss	(8,253,355)
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers and TBA sale commitments	11,778,265
Futures contracts	(2,734,923)
Swap contracts	(2,061,031)
Written options	(256,708)
Total change in net unrealized appreciation	6,725,603
Net loss on investments	(1,527,752)
Net increase in net assets resulting from operations	$16,379,135

The accompanying notes are an integral part of these financial statements.

Mortgage Opportunities Fund	15

Statement of changes in net assets

	Six months ended 11/30/24*	Year ended 5/31/24
Increase (decrease) in net assets
Operations
Net investment income	$17,906,887	$29,247,909
Net realized gain (loss) on investments	(8,253,355)	7,747,932
Change in net unrealized appreciation of investments	6,725,603	13,979,175
Net increase in net assets resulting from operations	16,379,135	50,975,016
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(575,697)	(920,881)
Class C	(104,423)	(135,862)
Class I	(4,913,413)	(15,382,476)
Class R6	(212,895)	(330,810)
Class Y	(12,114,112)	(17,850,699)
Increase (decrease) from capital share transactions (Note 4)	(34,141,358)	165,759,136
Total increase (decrease) in net assets	(35,682,763)	182,113,424
Net assets
Beginning of period	543,213,623	361,100,199
End of period	$507,530,860	$543,213,623
*Unaudited.

The accompanying notes are an integral part of these financial statements.

16	Mortgage Opportunities Fund

Financial highlights

(For a common share outstanding throughout the period)

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS						RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From realized gain	From return of capital	Total distributions	Net asset value, end of period	Total return at net asset value (%)[b]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets excluding interest expense (%)[c,d]	Ratio of net investment income (loss) to average net assets (%)[d]	Portfolio turnover (%)[e]
Class A
November 30, 2024**	$8.88	.26	(.01)	.25	(.26)	—	—	(0.26)	$8.87	2.92*	$19,988	.43*	2.96*	647*
May 31, 2024	8.55	.61	.44	1.05	(.72)	—	—	(0.72)	8.88	12.91	15,860.86		7.02	1,243
May 31, 2023	8.90	.53	(.24)	.29	(.59)	(.05)	—	(0.64)	8.55	3.37	10,291.86		6.03	1,412
May 31, 2022	9.41	.39	(.33)	.06	(.57)	—	—	(0.57)	8.90	.81	3,693.78		4.28	1,790
May 31, 2021	9.01	.34	.39	.73	(.32)	—	(.01)	(0.33)	9.41	8.19	1,660.75		3.64	1,058
May 31, 2020†	10.51	.31	(1.11)	(.80)	(.69)	—	(.01)	(0.70)	9.01	(8.32)*	2,805	.71*	3.11*	1,311
Class C
November 30, 2024**	$8.90	.23	(.01)	.22	(.23)	—	—	(0.23)	$8.89	2.54*	$5,251	.80*	2.56*	647*
May 31, 2024	8.57	.55	.44	.99	(.66)	—	—	(0.66)	8.90	12.06	2,661	1.61	6.26	1,243
May 31, 2023	8.92	.47	(.24)	.23	(.53)	(.05)	—	(0.58)	8.57	2.60	1,836	1.61	5.37	1,412
May 31, 2022	9.42	.32	(.32)	—[f]	(.50)	—	—	(0.50)	8.92	.07	382	1.53	3.47	1,790
May 31, 2021	9.01	.28	.39	.67	(.26)	—	—[f]	(0.26)	9.42	7.48	260	1.50	2.93	1,058
May 31, 2020†	10.51	.24	(1.11)	(.87)	(.62)	—	(.01)	(0.63)	9.01	(8.91)*	337	1.40*	2.46*	1,311
Class I
November 30, 2024**	$8.90	.28	(.02)	.26	(.28)	—	—	(0.28)	$8.88	3.01*	$115,312	.24*	3.19*	647*
May 31, 2024	8.56	.64	.46	1.10	(.76)	—	—	(0.76)	8.90	13.45	186,433.47		7.39	1,243
May 31, 2023	8.91	.55	(.23)	.32	(.62)	(.05)	—	(0.67)	8.56	3.74	147,651.47		6.27	1,412
May 31, 2022	9.43	.41	(.33)	.08	(.60)	—	—	(0.60)	8.91	.97	141,000.47		4.55	1,790
May 31, 2021	9.02	.37	.40	.77	(.35)	—	(.01)	(0.36)	9.43	8.58	135,399.47		3.94	1,058
May 31, 2020	10.46	.36	(1.08)	(.72)	(.71)	—	(.01)	(0.72)	9.02	(7.40)	196,765.47		3.50	1,311
Class R6
November 30, 2024**	$8.90	.27	—[f]	.27	(.28)	—	—	(0.28)	$8.89	3.08*	$4,678	.26*	3.06*	647*
May 31, 2024	8.56	.63	.46	1.09	(.75)	—	—	(0.75)	8.90	13.40	1,366.51		7.31	1,243
May 31, 2023	8.91	.55	(.23)	.32	(.62)	(.05)	—	(0.67)	8.56	3.70	3,548.51		6.30	1,412
May 31, 2022	9.43	.41	(.33)	.08	(.60)	—	—	(0.60)	8.91	.96	1,157.51		4.51	1,790
May 31, 2021#	9.02	.38	.39	.77	(.35)	—	(.01)	(0.36)	9.43	8.56	1,017.51		4.01	1,058
Class Y
November 30, 2024**	$8.89	.27	(.01)	.26	(.28)	—	—	(0.28)	$8.87	2.94*	$362,302	.30*	3.10*	647*
May 31, 2024	8.55	.63	.46	1.09	(.75)	—	—	(0.75)	8.89	13.34	336,895.61		7.26	1,243
May 31, 2023	8.90	.55	(.24)	.31	(.61)	(.05)	—	(0.66)	8.55	3.63	197,774.61		6.29	1,412
May 31, 2022	9.42	.41	(.33)	.08	(.60)	—	—	(0.60)	8.90	.96	123,873.53		4.52	1,790
May 31, 2021	9.02	.37	.39	.76	(.35)	—	(.01)	(0.36)	9.42	8.46	43,483.50		3.93	1,058
May 31, 2020†	10.51	.33	(1.11)	(.78)	(.70)	—	(.01)	(0.71)	9.02	(8.10)*	54,750	.48*	3.40*	1,311

The accompanying notes are an integral part of these financial statements.

Mortgage Opportunities Fund
17

Financial highlightscont.

*	Not annualized.
**	Unaudited.
†	For the period July 1, 2019 (commencement of operations) to May 31, 2020.
[a]	Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.
[b]	Total return assumes dividend reinvestment and does not reflect the effect of sales charges.
[c]	Includes amounts paid through expense offset and/or brokerage service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.
[d]	Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect a reduction of the following amounts (Note 2):
	Percentage of average net assets
	11/30/24	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Class A	0.07%	0.21%	0.20%	0.28%	0.27%	0.20%
Class C	0.07	0.21	0.20	0.28	0.27	0.20
Class I	0.07	0.21	0.20	0.28	0.27	0.22
Class R6	0.07	0.21	0.20	0.28	0.27	N/A
Class Y	0.07	0.21	0.20	0.28	0.27	0.20
[e]	Portfolio turnover includes TBA purchase and sale commitments.
[f]	Represents less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

18
Mortgage Opportunities Fund

Notes to financial statements 11/30/24 (Unaudited)

Unless otherwise noted, the “reporting period” represents the period from June 1, 2024 through November 30, 2024. The following table defines commonly used references within the Notes to financial statements:

References to	Represent
1940 Act	Investment Company Act of 1940, as amended
Franklin Advisers	Franklin Advisers, Inc., a direct wholly-owned subsidiary of Franklin Templeton, and the fund’s investment manager for periods on or after July 15, 2024
Franklin Distributors	Franklin Distributors, LLC, an indirect wholly-owned subsidiary of Franklin Templeton, and the fund’s distributor and principal underwriter for periods on or after August 2, 2024
Franklin Templeton	Franklin Resources, Inc.
Franklin Templeton Services	Franklin Templeton Services, LLC, a wholly-owned subsidiary of Franklin Templeton
JPMorgan	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
PIL	Putnam Investments Limited, an indirect wholly-owned subsidiary of Franklin Templeton
PSERV	Putnam Investor Services, Inc., a wholly-owned subsidiary of Franklin Templeton
Putnam Management	Putnam Investment Management, LLC, an indirect wholly-owned subsidiary of Franklin Templeton, and the fund’s investment manager for periods prior to July 15, 2024
Putnam Retail Management	Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Franklin Templeton, and the fund’s distributor and principal underwriter for periods prior to August 2, 2024
SEC	Securities and Exchange Commission
State Street	State Street Bank and Trust Company

Putnam Mortgage Opportunities Fund (the fund) is a diversified series of Putnam Funds Trust (the Trust), a Massachusetts business trust registered under the 1940 Act as an open-end management investment company. The goal of the fund is to maximize total return consistent with what Franklin Advisers believes to be prudent risk. Total return is composed of capital appreciation and income. The fund invests mainly in mortgage-related fixed income securities and related derivatives that are either investment-grade or below-investment-grade in quality (sometimes referred to as “junk bonds”). Under normal circumstances, the fund invests at least 80% of its net assets in mortgages, mortgage-related fixed income securities and related derivatives (i.e., derivatives used to acquire exposure to, or whose underlying securities are, mortgages or mortgage-related securities). The fund generally uses the net unrealized gain or loss, or market value, of mortgage-related derivatives for purposes of this policy, but may use the notional value of a derivative if that is determined to be a more appropriate measure of the fund’s investment exposure. This policy may be changed only after 60 days’ notice to shareholders. Franklin Advisers expects to invest in lower-rated, higher-yielding mortgage-backed securities, including non-agency residential mortgage-backed securities (which may be backed by non-qualified or “sub-prime” mortgages), commercial mortgage-backed securities, collateralized mortgage obligations (including interest only, principal only, and other prepayment derivatives), and agency mortgage-backed securities. The fund currently has significant investment exposure to commercial mortgage-backed securities. Non-agency (i.e., privately issued) securities typically are lower-rated and higher yielding than securities issued or backed by agencies such as Ginnie Mae, Fannie Mae or Freddie Mac. While Franklin Advisers’ emphasis will be on mortgage-backed securities, Franklin Advisers may also invest to a lesser extent in other types of asset-backed securities. Franklin Advisers may consider, among other factors, credit, interest rate, prepayment and liquidity risks, as well as general market conditions, when deciding whether to buy or sell investments. Franklin Advisers typically uses to a significant extent derivatives, including credit default swaps, interest rate swaps, total returns swaps, to be announced (TBA) commitments, futures, options and swaptions on mortgage-backed securities and indices, for both hedging and non-hedging purposes, including to obtain or adjust exposure to mortgage-backed investments.

The fund offers the following share classes. The expenses for each class of shares may differ based on the distribution and investor servicing fees of each class, which are identified in Note 2.

Share class	Sales charge	Contingent deferred sales charge	Conversion feature
Class A	Up to 4.00%	1.00% on certain redemptions of shares bought with no initial sales charge	None
Class C	None	1.00% eliminated after one year	Converts to class A shares after 8 years
Class I §	None	None	None
Class R6 †	None	None	None
Class Y †	None	None	None
† Not available to all investors.
§ Intended for institutional and other investors who meet the $5,000,000 minimum investment and who are not purchasing through an intermediary.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s Agreement and Declaration of Trust, any claims asserted by a shareholder against or on behalf of the Trust (or its series), including claims against Trustees and Officers, must be brought in courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation.  The investment manager is assisted by the fund’s administrator in performing this responsibility,

Mortgage Opportunities Fund
19

including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by the fund’s investment manager. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security’s fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a–5 under the 1940 Act, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, is recorded on the accrual basis. Amortization and accretion of premiums and discounts on debt securities, if any, is recorded on the accrual basis.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Options contracts The fund uses options contracts for hedging duration and convexity, for isolating prepayment risk and for managing downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price. OTC traded options are valued using quotations from an independent pricing service.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio .

Futures contracts The fund uses futures contracts for hedging treasury term structure risk and for yield curve positioning.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk and for yield curve positioning.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

20
Mortgage Opportunities Fund

At the close of the reporting period, the fund has deposited cash valued at $14,787,557 in a segregated account to cover margin requirements on open centrally cleared interest rate swap contracts.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts for hedging credit risk, for hedging market risk and for gaining exposure to specific sectors.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Franklin Advisers will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral pledged to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $2,117,602 on open derivative contracts subject to the Master Agreements . Collateral pledged by the fund at period end for these agreements totaled $2,128,433 and may include amounts related to unsettled agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the committed line of credit and 1.30% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds and a $75,000 fee has been paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Mortgage Opportunities Fund
21

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund ’ s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At May 31, 2024, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

Loss carryover
Short-term	Long-term	Total
$7,057,671	$3,667,141	$10,724,812

Pursuant to federal income tax regulations applicable to regulated investment companies, the fund has elected to defer $2,015,928 to its fiscal year ending May 31, 2025 of late year ordinary losses ((i) ordinary losses recognized between January 1, 2024 and May 31, 2024, and/or (ii) specified ordinary and currency losses recognized between November 1, 2023 and May 31, 2024).

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $801,130,540, resulting in gross unrealized appreciation and depreciation of $21,489,910 and $37,825,201, respectively, or net unrealized depreciation of $16,335,291.

Distributions to shareholders Distributions to shareholders from net investment income, if any, are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

Effective July 15, 2024, Putnam Management transferred its management contract with the fund to Franklin Advisers. As a result of the transfer, Franklin Advisers replaced Putnam Management as the investment adviser of the fund. In connection with the transfer, the fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers.

In addition, Putnam Management transferred to Franklin Advisers the sub-management contract between Putnam Management and PIL in respect of the fund.

The fund pays Franklin Advisers for management and investment advisory services monthly based on the average net assets of the fund. Such fee is based on the following annual rates:

0.550% of the first $500 million of average net assets,

0.500% of the next $500 million of average net assets

0.450% of any excess thereafter

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.272% of the fund’s average net assets.

Franklin Advisers has contractually agreed, through September 30, 2025, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Franklin Advisers has also contractually agreed to waive fees (and, to the extent necessary, bear other expenses) of the fund through September 30, 2025, to the extent that total expenses of the fund (excluding brokerage, interest, taxes, investment-related expenses, payments under distribution plans, extraordinary expenses, payments under the fund’s investor servicing contract and acquired fund fees and expenses, but including payments under the fund’s investment management contract) would exceed an annual rate of 0.46% of the fund’s average net assets. During the reporting period, the fund’s expenses were reduced by $410,385 as a result of this limit.

Effective July 15, 2024, Franklin Advisers retained Putnam Management as sub-adviser for the fund pursuant to a new sub-advisory agreement. Pursuant to the agreement, Putnam Management provides certain advisory and related services to the fund. Franklin Advisers pays a monthly fee to Putnam Management based on the costs of Putnam Management in providing these services to the fund, which may include a mark-up not to exceed 15% over such costs.

Effective November 1, 2024, Franklin Templeton Investment Management Limited (FTIML) is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Franklin Advisers from time to time. FTIML did not manage any portion of the assets of the fund during the reporting period. If Franklin Advisers were to engage the services of FTIML, Franklin Advisers (and not the fund) would pay a monthly sub-management fee to FTIML for its services at an annual rate 0.20% of the average net assets managed by FTIML.

Prior to November 1, 2024, PIL was authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Franklin Advisers from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Franklin Advisers had engaged the services of PIL, Franklin Advisers (and not the fund) would have paid a quarterly sub-management fee to PIL for its services at an annual rate 0.20% of the average net assets managed by PIL. Effective November 1, 2024, PIL merged into FTIML, and PIL investment professionals became employees of FTIML.

Franklin Templeton Services provides certain administrative services to the fund. The fee for those services is paid by the fund’s investment manager based on the fund’s average daily net assets and is not an additional expense of the fund.

The fund reimburses Franklin Advisers an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

PSERV, an affiliate of Franklin Advisers, provides investor servicing agent functions to the fund. PSERV received fees for investor servicing for class A, class C and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. PSERV has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts.

Class I shares paid a monthly fee based on the average net assets of class I shares at an annual rate of 0.01%.

Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%.

22
Mortgage Opportunities Fund

During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$13,941
Class C	2,882
Class I	7,697
Class R6	1,813
Class Y	282,077
Total	$308,410

The fund has entered into expense offset arrangements with PSERV and State Street whereby PSERV’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $8,001 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $414, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Franklin Distributors, or for periods prior to August 2, 2024, Putnam Retail Management, for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Franklin Distributors and to Putnam Retail Management at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (Approved %) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum %	Approved %	Franklin Distributors Amount	Putnam Retail Management Amount	Totals
Class A	0.35%	0.25%	$16,800	$7,197	$23,997
Class C	1.00%	1.00%	14,954	4,926	$19,880
Total			$31,754	$12,123	$43,877

For the period from August 2, 2024 through November 30, 2024, Franklin Distributors, acting as underwriter, received net commissions of $3,527 from the sale of class A shares and received $187 in contingent deferred sales charges from redemptions of class C shares. For the period June 1, 2024 through August 1, 2024, Putnam Retail Management, acting as underwriter, received net commissions of $1,048 from the sale of class A shares and received $701 in contingent deferred sales charges from redemptions of class C shares.

A deferred sales charge of up to 1.00% is accessed on certain redemptions of class A shares. For the period from August 2, 2024 through November 30, 2024, Franklin Distributors, acting as underwriter, received no monies on class A redemptions. For the period from June 1, 2024 through August 1, 2024, Putnam Retail Management, acting as underwriter, received no monies on class A redemptions.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities, including TBA commitments (Long-term)	$5,641,685,641	$5,723,163,910
U.S. government securities (Long-term)	—	—
Total	$5,641,685,641	$5,723,163,910

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

	SIX MONTHS ENDED 11/30/24		YEAR ENDED 5/31/24
Class A	Shares	Amount	Shares	Amount
Shares sold	1,062,015	$9,409,343	1,056,215	$9,208,735
Shares issued in connection with reinvestment of distributions	64,443	567,076	105,132	907,044
	1,126,458	9,976,419	1,161,347	10,115,779
Shares repurchased	(658,053)	(5,806,021)	(579,326)	(5,051,055)
Net increase	468,405	$4,170,398	582,021	$5,064,724
	SIX MONTHS ENDED 11/30/24		YEAR ENDED 5/31/24
Class C	Shares	Amount	Shares	Amount
Shares sold	302,072	$2,677,345	161,092	$1,412,851
Shares issued in connection with reinvestment of distributions	11,840	104,423	15,714	135,862
	313,912	2,781,768	176,806	1,548,713
Shares repurchased	(21,966)	(194,874)	(92,135)	(799,028)
Net increase	291,946	$2,586,894	84,671	$749,685

Mortgage Opportunities Fund
23

	SIX MONTHS ENDED 11/30/24		YEAR ENDED 5/31/24
Class I	Shares	Amount	Shares	Amount
Shares sold	—	$—	4,440,600	$38,500,000
Shares issued in connection with reinvestment of distributions	332,893	2,935,876	999,221	8,630,450
	332,893	2,935,876	5,439,821	47,130,450
Shares repurchased	(8,303,754)	(73,500,000)	(1,729,925)	(15,000,000)
Net increase (decrease)	(7,970,861)	$(70,564,124)	3,709,896	$32,130,450
	SIX MONTHS ENDED 11/30/24		YEAR ENDED 5/31/24
Class R6	Shares	Amount	Shares	Amount
Shares sold	1,661,842	$14,776,248	207,293	$1,804,964
Shares issued in connection with reinvestment of distributions	22,297	197,230	35,343	304,987
	1,684,139	14,973,478	242,636	2,109,951
Shares repurchased	(1,311,352)	(11,604,811)	(503,544)	(4,415,158)
Net increase (decrease)	372,787	$3,368,667	(260,908)	$(2,305,207)
	SIX MONTHS ENDED 11/30/24		YEAR ENDED 5/31/24
Class Y	Shares	Amount	Shares	Amount
Shares sold	19,128,893	$169,412,980	26,015,650	$227,510,200
Shares issued in connection with reinvestment of distributions	1,372,190	12,090,814	1,979,273	17,082,895
	20,501,083	181,503,794	27,994,923	244,593,095
Shares repurchased	(17,577,506)	(155,206,987)	(13,200,718)	(114,473,611)
Net increase	2,923,577	$26,296,807	14,794,205	$130,119,484

At the close of the reporting period, two shareholders of record owned 11.4% and 6.5% respectively, of the outstanding shares of the fund.

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

Name of affiliate	Fair value as of 5/31/24	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 11/30/24
Short-term investments
Putnam Short Term Investment Fund Class P ‡	$94,133,636	$207,001,827	$260,467,365	$2,096,736	$40,668,098
Total Short-term investments	$94,133,636	$207,001,827	$260,467,365	$2,096,736	$40,668,098
‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management and Franklin Advisers, as applicable. There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 7: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased swap option contracts (contract amount)	$288,500,000
Written swap option contracts (contract amount)	$65,400,000
Futures contracts (number of contracts)	4,000
Centrally cleared interest rate swap contracts (notional)	$932,800,000
OTC credit default contracts (notional)	$25,500,000

24
Mortgage Opportunities Fund

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	Asset derivatives		Liability derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statement of assets and liabilities location	Fair value	Statement of assets and liabilities location	Fair value
Credit contracts	Receivables	$2,781,051	Payables	$3,140,559
Interest rate contracts	Receivables, Net assets — Unrealized appreciation	7,449,196 *	Payables, Net assets — Unrealized depreciation	9,117,788 *
Total		$10,230,247		$12,258,347
* Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging instruments under ASC 815	Options	Futures	Swaps	Total
Credit contracts	$—	$—	$(545,838)	$(545,838)
Interest rate contracts	425,738	(2,576,225)	(9,719,962)	$(11,870,449)
Total	$425,738	$(2,576,225)	$(10,265,800)	$(12,416,287)
Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging instruments under ASC 815	Options	Futures	Swaps	Total
Credit contracts	$—	$—	$583,124	$583,124
Interest rate contracts	364,983	(2,734,923)	(2,644,155)	$(5,014,095)
Total	$364,983	$(2,734,923)	$(2,061,031)	$(4,430,971)

Mortgage Opportunities Fund
25

Note 8: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Capital, Inc. (clearing broker)	BNP Paribas	Citigroup Global Markets, Inc.	Goldman Sachs International
Assets:
Centrally cleared interest rate swap contracts §	$—	$1,645,011	$—	$—	$—
OTC Credit default contracts — protection sold *#	—	—	—	—	—
OTC Credit default contracts — protection purchased *#	—	—	—	852,513	1,210,244
Futures contracts §	—	—	—	—	—
Forward premium swap option contracts #	166,007	—	333,979	—	—
Total Assets	$166,007	$1,645,011	$333,979	$852,513	$1,210,244
Liabilities:
Centrally cleared interest rate swap contracts §	—	2,300,193	—	—	—
OTC Credit default contracts — protection sold *#	—	—	—	2,129,727	17,727
OTC Credit default contracts — protection purchased *#	—	—	—	—	—
Futures contracts §	—	—	—	—	—
Forward premium swap option contracts #	393,140	—	256,708	—	—
Total Liabilities	$393,140	$2,300,193	$256,708	$2,129,727	$17,727
Total Financial and Derivative Net Assets	$(227,133)	$(655,182)	$77,271	$(1,277,214)	$1,192,517
Total collateral received (pledged) †##	$(170,968)	$—	$—	$(1,277,214)	$1,192,517
Net amount	$(56,165)	$(655,182)	$77,271	$—	$—
Controlled collateral received (including TBA commitments) **	$—	$—	$—	$—	$1,270,000
Uncontrolled collateral received	$—	$—	$—	$—	$—
Collateral (pledged) (including TBA commitments) **	$(170,968)	$—	$—	$(1,365,756)	$—

26
Mortgage Opportunities Fund

	JPMorgan Securities LLC	Merrill Lynch International	Mizuho Capital Markets LLC	Morgan Stanley & Co. LLC	Morgan Stanley & Co. International PLC	Wells Fargo Bank, N.A.	Total
Assets:
Centrally cleared interest rate swap contracts §	$—	$—	$—	$—	$—	$—	$1,645,011
OTC Credit default contracts — protection sold *#	—	—	—	—	—	—	—
OTC Credit default contracts — protection purchased *#	—	19,174	—	—	699,120	—	2,781,051
Futures contracts §	—	—	—	—	—	—	—
Forward premium swap option contracts #	—	—	—	—	—	—	499,986
Total Assets	$—	$19,174	$—	$—	$699,120	$—	$4,926,048
Liabilities:
Centrally cleared interest rate swap contracts §	—	—	—	—	—	—	2,300,193
OTC Credit default contracts — protection sold *#	327,367	26,735	—	—	639,003	—	3,140,559
OTC Credit default contracts — protection purchased *#	—	—	—	—	—	—	—
Futures contracts §	967,966	—	—	—	—	—	967,966
Forward premium swap option contracts #	—	—	278,327	—	—	—	928,175
Total Liabilities	$1,295,333	$26,735	$278,327	$—	$639,003	$—	$7,336,893
Total Financial and Derivative Net Assets	$(1,295,333)	$(7,561)	$(278,327)	$—	$60,117	$—	$(2,410,845)
Total collateral received (pledged) †##	$(347,185)	$(7,561)	$(231,602)	$—	$20,000	$—
Net amount	$(948,148)	$—	$(46,725)	$—	$40,117	$—
Controlled collateral received (including TBA commitments) **	$1,010,000	$—	$—	$350,000	$20,000	$193,431	$2,843,431
Uncontrolled collateral received	$—	$—	$—	$—	$—	$—	$—
Collateral (pledged) (including TBA commitments) **	$(347,185)	$(12,922)	$(231,602)	$—	$—	$—	$(2,128,433)
*	Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.
**	Included with Investments in securities on the Statement of assets and liabilities.
†	Additional collateral may be required from certain brokers based on individual agreements.
#	Covered by master netting agreement (Note 1).
##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.
§	Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts and centrally cleared swap contracts, which is not included in the table above, amounted to $7,034,034 and $14,787,557, respectively.

Mortgage Opportunities Fund
27

Changes in and disagreements with accountants

Not applicable

Results of any shareholder votes

Not applicable

Remuneration paid to directors, officers, and others

Remuneration paid to directors, officers, and others is included in the Notes to financial statements above.

28
Mortgage Opportunities Fund

Board approval of management and subadvisory agreements (Unaudited)

At its meeting on September 27, 2024, the Board of Trustees of your fund, including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Putnam mutual funds, closed-end funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”), approved a new Sub-Advisory Agreement with respect to your fund (the “New FTIML Sub-Advisory Agreement”) between Franklin Advisers, Inc. (“Franklin Advisers”) and its affiliate, Franklin Templeton Investment Management Limited (“FTIML”). Franklin Advisers and FTIML are each direct or indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Templeton”). (Because FTIML is an affiliate of Franklin Advisers and Franklin Advisers remains fully responsible for all services provided by FTIML, the Trustees did not attempt to evaluate FTIML as a separate entity.)

The Board of Trustees, with the assistance of its Contract Committee (which consists solely of Independent Trustees) and its independent legal counsel (as that term is defined in Rule 0-1(a)(6)(i) under the 1940 Act), requested and evaluated all information it deemed reasonably necessary under the circumstances in connection with its review of the New FTIML Sub-Advisory Agreement. At its September 2024 meeting, the Contract Committee met with representatives of Franklin Templeton, and separately in executive session, to consider the information provided. At the September Trustees’ meetings, the Contract Committee also met in executive session with the other Independent Trustees to discuss its observations and recommendations. Throughout this process, the Contract Committee was assisted by the members of the Board of Trustees’ independent staff and by independent legal counsel for the Independent Trustees.

Considerations in connection with the Trustees’ approval of the New FTIML Sub-Advisory Agreement

The Trustees considered the proposed New FTIML Sub-Advisory Agreement in connection with the planned November 1, 2024 merger (the “Merger”) of Putnam Investments Limited (“PIL”), an affiliate of Franklin Advisers and a sub-adviser to your fund prior to the Merger, with and into FTIML. The Trustees considered that, in connection with the Merger, PIL investment professionals would become employees of FTIML, and, upon consummation of the Merger, PIL would cease to exist as a separate legal entity.

The Trustees noted that Franklin Templeton viewed the Merger as a further step in the integration of the legacy Putnam and Franklin Templeton organizations, offering potential operational efficiencies and enhanced investment resources for the funds. The Trustees also considered, among other factors, that:

• The Merger and the New FTIML Sub-Advisory Agreement would not result in any reduction or material change in the nature or the level of the sub-advisory services provided to the funds;

• The PIL portfolio managers who are responsible for the day-to-day management of the applicable funds would be the same immediately prior to, and immediately after, the Merger, and these investment personnel would have access to the same research and other resources to support their respective investment advisory functions and operate under the same conditions both immediately before and after the Merger;

• Despite a change in the sub-advisory fee structure for certain funds, the New FTIML Sub-Advisory Agreement would not result in an increase in the advisory fee rates payable by each fund, as Franklin Advisers would be responsible for overseeing the investment advisory services provided to the applicable funds by FTIML under the New FTIML Sub-Advisory Agreement and would compensate FTIML for such services out of the fees it receives under each fund’s Management Contract with Franklin Advisers; and

• The terms of the New FTIML Sub-Advisory Agreement were substantially similar to those under the New PIL Sub-Management Contract (defined below) 1 between Franklin Advisers and PIL.

The Trustees also considered that, prior to the Merger, counsel to Franklin Advisers and FTIML had provided a legal opinion that the Merger and the appointment of FTIML as sub-adviser to the funds would not result in an “assignment” under the 1940 Act of the New PIL Sub-Management Contract and that the New FTIML Sub-Advisory Agreement did not require shareholder approval.

The Trustees also took into account that they had most recently approved the fund’s New PIL Sub-Management Contract in June 2024. Because, other than the parties to the contract, the revised sub-advisory fee structure for certain funds, and certain other non-substantive changes to contractual terms, the New FTIML Sub-Advisory Agreement was substantially similar to the New PIL Sub-Management Contract, the Trustees relied to a considerable extent on their previous approval of the New PIL Sub-Management Contract, which is described below.

Board of Trustees’ Conclusions

After considering the factors described above and those described below under the heading “Considerations and conclusions in connection with the Trustees’ June 2024 approvals,” as well as other factors, the Board of Trustees, including all of the Independent Trustees, concluded that the fees payable under the New FTIML Sub-Advisory Agreement represented reasonable compensation in light of the nature and quality of the services that would be provided to the funds, and determined to approve the New FTIML Sub-Advisory Agreement for your fund. These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor.

Considerations and conclusions in connection with the Trustees’ June 2024 approvals

At its meeting on June 28, 2024, the Board of Trustees of your fund, including all of the Independent Trustees, approved a New Management Contract (defined below) between your fund and Franklin Advisers, a New PIL Sub-Management Contract (defined below) for your fund between Franklin Advisers and its affiliate, PIL, and a new subadvisory agreement (the “New Putnam Management Subadvisory Agreement”) for your fund between Franklin Advisers and Putnam Investment Management, LLC (“Putnam Management”) (collectively, the “New Advisory Contracts”). Franklin Advisers, Putnam Management, and PIL are each direct or indirect, wholly-owned subsidiaries of Franklin Templeton.

The Trustees considered the proposed New Advisory Contracts in connection with an internal reorganization (the “Reorganization”) whereby the fixed income and Investment Solutions investment operations of Putnam Management, your fund’s investment adviser prior

1 The New PIL Sub-Management Contract was operative until the effective date of the Merger, November 1, 2024, and was replaced by the New FTIML Sub-Advisory Agreement effective as of that date.

Mortgage Opportunities Fund
29

to the Reorganization, were combined with those of Franklin Advisers. As part of the Reorganization, Franklin Advisers assumed the role of investment adviser for your fund and the other Putnam fixed income and Investment Solutions mutual funds, exchange-traded funds and closed-end funds (collectively, the “FI/IS Funds”), which was accomplished through a transfer by Putnam Management of all of its rights and obligations under the previous management contracts between Putnam Management and the FI/IS Funds (the “Previous Management Contracts”) and the previous sub-management contract between Putnam Management and its affiliate, PIL, with respect to the FI/IS Funds (the “Previous Sub-Management Contract,” and, together with the Previous Management Contracts, the “Previous Contracts”) to Franklin Advisers (the “Contract Transfers”) by means of assignment and assumption agreements (the Previous Management Contracts and the Previous Sub-Management Contract, as modified by the terms of the related assignment and assumption agreements, are hereinafter referred to as the “New Management Contracts” and the “New PIL Sub-Management Contract,” respectively). (Because PIL is an affiliate of Franklin Advisers and Franklin Advisers remains fully responsible for all services provided by PIL, the Trustees did not attempt to evaluate PIL as a separate entity.)

In addition to the New Management Contracts and New PIL Sub-Management Contract, the Board of Trustees of your fund considered and approved the New Putnam Management Subadvisory Agreement pursuant to which Franklin Advisers retained Putnam Management as sub-adviser for each FI/IS Fund so that, following the Reorganization, Putnam Management’s equity team, which was not part of the Reorganization, could continue to provide certain services that it had historically provided to the FI/IS Funds, including, as applicable, the management of the equity portion of a FI/IS Fund’s portfolio, including equity trade execution services, the provision of derivatives and other investment trading facilities for a transitional period, and the provision of proxy voting services for a transitional period (the “Services”).

In connection with the review process, the Independent Trustees’ independent legal counsel (as that term is defined in Rule 0-1(a)(6)(i) under the 1940 Act) met with representatives of Putnam Management and Franklin Templeton to discuss the contract review materials that would be furnished to the Contract Committee. The Board of Trustees, with the assistance of its Contract Committee (which consists solely of Independent Trustees) and its independent legal counsel, requested and evaluated all information it deemed reasonably necessary under the circumstances in connection with its review of the New Management Contracts. Over the course of several months ending in June 2024, the Contract Committee met on a number of occasions with representatives of Putnam Management and Franklin Templeton, and separately in executive session, to consider the information provided. Throughout this process, the Contract Committee was assisted by the members of the Board of Trustees’ independent staff and by independent legal counsel for the Independent Trustees.

At the Board of Trustees’ June 2024 meeting, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the approval of the New Advisory Contracts. At that meeting, the Contract Committee also met in executive session with the other Independent Trustees to discuss its observations and recommendations.

The Trustees noted that Franklin Templeton viewed the Reorganization as a further step in the integration of the legacy Putnam Management and Franklin Advisers fixed income and Investment Solutions organizations, offering potential operational efficiencies and enhanced investment resources for the FI/IS Funds. The Trustees also considered, among other factors, that:

• The Contract Transfers would not result in a change in the senior management at Franklin Templeton, so that the same management will be in place before and after the Contract Transfers, which contemplate no reduction in the nature and level of the advisory and administrative services provided to the FI/IS Funds;

• The portfolio managers who are responsible for the day-to-day management of the FI/IS Funds would be the same immediately prior to, and immediately after, the Contract Transfers, and these investment personnel would have access to the same research and other resources to support their respective investment management functions both before and immediately after the Contract Transfers; and

• The Contract Transfers would not result in an increase in the advisory fee rates payable by each FI/IS Fund and that, other than an acknowledgment by Franklin Advisers and Putnam Management that for purposes of the New Management Contracts, each applicable FI/IS Fund will continue to be “an open-end fund sponsored by Putnam Management,” for purposes of calculating the advisory fee rates, and updating the parties to the agreements, the terms of the New Management Contracts and New PIL Sub-Management Contract were substantially identical to those under the Previous Contracts (including with respect to the term of the New Management Contracts and New PIL Sub-Management Contract, which run through June 30, 2025, unless the contracts are sooner terminated or continued pursuant to their terms).

With respect to the New Putnam Management Subadvisory Agreement, the Trustees considered that, under the agreement, Putnam Management would provide any necessary Services to the applicable FI/IS Fund under generally the same terms and conditions related to the FI/IS Fund as such Services were previously provided by Putnam Management under the FI/IS Fund’s Previous Management Contract. The Trustees also considered that Franklin Advisers would be responsible for overseeing the Services provided to the FI/IS Funds by Putnam Management under the New Putnam Management Subadvisory Agreement and would compensate Putnam Management for such services out of the fees it receives under the New Management Contracts. The Trustees further noted Franklin Advisers’ and Putnam Management’s representations that Putnam Management’s appointment as sub-adviser to the FI/IS Funds would not result in any material change in the nature or level of investment advisory services provided to the FI/IS Funds.

The Trustees also considered that, prior to the Reorganization, counsel to Franklin Advisers and Putnam Management had provided a legal opinion that the Contract Transfers would not result in an “assignment” under the 1940 Act of the Previous Contracts or a material amendment of those contracts, and, therefore, the New Management Contracts and New PIL Sub-Management Contract did not require shareholder approval. In addition, the Trustees considered that counsel to Franklin Advisers and Putnam Management had provided a legal opinion that shareholder approval of the New Putnam Management Subadvisory Agreement was not required under the 1940 Act.

General conclusions

In addition to the above considerations, the Independent Trustees’ approvals were based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds and the application of certain reductions and waivers noted below; and

30
Mortgage Opportunities Fund

• That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and Franklin Advisers of any economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. The considerations and conclusions discussed herein were also informed by the fact that there would be continuity in the management of the FI/IS Funds, including your fund, immediately following the Reorganization (i.e., the same portfolio managers that managed the fund prior to the Reorganization would be in place immediately following the Reorganization). The Trustees also considered that the FI/IS Funds had no operating history with Franklin Templeton or its affiliates prior to 2024.

Management fee schedules and total expenses

Under its Previous Management Contract and under its New Management Contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with reduced fee levels as the fund’s assets under management increase. The Trustees considered that breakpoints in a fund’s management fee schedule, such as those in place for your fund, were one way in which economies of scale in managing a fund can be shared with the fund’s shareholders. The Trustees reviewed the total expenses of each Putnam fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two mutual funds and each of the exchange-traded funds have implemented so-called “all-in” or unitary management fees covering substantially all routine fund operating costs.)

As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. The Trustees, Putnam Management and the funds’ investor servicing agent, Putnam Investor Services, Inc. (“PSERV”), have implemented expense limitations. These expense limitations were: (i) a contractual expense limitation applicable to specified mutual funds, including your fund, of 25 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to specified mutual funds, including your fund, of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, distribution fees, investor servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses). These expense limitations attempt to maintain competitive expense levels for the funds. Most funds, including your fund, had sufficiently low expenses that these expense limitations were not operative during their fiscal years ending in 2023. Franklin Advisers, who now serves as your fund’s investment adviser following the Reorganization, and PSERV have agreed to maintain these expense limitations until at least September 30, 2025. In addition, Franklin Advisers contractually agreed to waive fees and/or reimburse expenses of your fund to the extent that expenses of the fund (excluding payments under the fund’s distribution plans, investor servicing fees, brokerage, interest, taxes, investment-related expenses, extraordinary expenses and acquired fund fees and expenses) would exceed an annual rate of 0.46% of its average net assets through at least September 30, 2025. During its fiscal year ending in 2023, your fund’s expenses were reduced as a result of this expense limitation. Franklin Advisers’ and PSERV’s commitment to these expense limitation arrangements, which were intended to support an effort to have fund expenses meet competitive standards, was an important factor in the Trustees’ decision to approve your fund’s New Advisory Contracts.

The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the first quintile in effective management fees (determined for your fund and the other funds in the custom peer group based on fund asset size and the applicable contractual management fee schedule) and in the first quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2023. The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of December 31, 2023 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.

In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by Putnam Management and its affiliates from their contractual relationships with the funds. This information included year-over-year data with respect to revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds, as applicable. In this regard, the Trustees also reviewed an analysis of the revenues, expenses and profitability of Putnam Management and its affiliates, allocated on a fund-by-fund basis, with respect to (as applicable) the funds’ management, distribution and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability in 2023 for each of the applicable agreements separately and for the agreements taken together on a combined basis. The Trustees also reviewed the revenues, expenses and profitability of Franklin Templeton’s global investment management business and its U.S. registered investment company business, which includes the financial results of Franklin Advisers. Because the FI/IS Funds had no operating history with Franklin Templeton or its affiliates, the Trustees did not review fund-by-fund profitability information for Franklin Templeton. The Trustees concluded that, at current asset levels, the fee schedules in place for each of the funds, including the fee schedule for your fund, represented reasonable compensation for the services to be provided by Franklin Advisers (which are substantially identical to those historically provided by Putnam Management) and represented an appropriate sharing between fund shareholders and Franklin Advisers of any economies of scale as may exist in the management of the funds at that time.

The information examined by the Trustees in connection with their review of the New Advisory Contracts included information regarding services provided and fees charged by Putnam Management and its affiliates to other clients, including collective investment trusts offered in the defined contribution retirement plan market, sub-advised mutual funds, private funds sponsored by affiliates of Putnam Management, model-only separately managed accounts and Putnam Management’s manager-traded separately managed account programs. This information included, in cases where a product’s investment strategy corresponds with a FI/IS Fund’s strategy, comparisons of those fees with fees charged to the funds, as well as an assessment of the differences in the services provided to these clients as compared to the services provided

Mortgage Opportunities Fund
31

to the funds. The Trustees also considered information regarding services provided and fees charged by Franklin Advisers and its other Franklin Templeton affiliates to other clients, including U.S. registered mutual funds, funds organized outside of the United States (i.e., offshore funds), separate accounts (including separately managed accounts), collective investment trusts and sub-advised funds, which included, where applicable, the specific fees charged to strategies that are comparable to those of the FI/IS Funds. The Trustees observed that the differences in fee rates between these clients and the funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate marketplaces. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for 1940 Act-registered funds than for other clients, and the Trustees also considered the differences between the services that Putnam Management historically provided and that Franklin Advisers will provide to the FI/IS Funds as investment adviser and those that they provide to their other clients. The Trustees did not rely on these comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s Previous Management Contract and was also a significant factor in considering approval of your fund’s New Management Contract, since the portfolio managers of your fund that were employed by Putnam Management prior to the Reorganization would continue to serve as portfolio managers of your fund immediately following the Reorganization as employees of Franklin Advisers. The Trustees were assisted in their review of Putnam Management’s investment process and performance by the work of the investment oversight committees of the Trustees and the full Board of Trustees, which met on a regular basis with individual portfolio managers and with senior management of Putnam Management’s Investment Division throughout the year. The Trustees concluded that Putnam Management generally provided a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them and in general Putnam Management’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period. In addition to Putnam Management’s investment process and performance, the Trustees considered aggregate performance information for Franklin Advisers’ fixed income and Investment Solutions investment strategies, and also met with senior investment leadership at Franklin Advisers, including the respective heads of the fixed income and Investment Solutions teams and the Head of Public Market Investments.

The Trustees considered that, in the aggregate, peer-relative and benchmark-relative Putnam fund performance was generally strong in 2023 against a backdrop of largely solid fixed income markets and strong but volatile equity markets, which were characterized by a concentration of performance among large-cap growth stocks. The Trustees also noted that corporate earnings and employment figures continued to generally show strength, underpinning market rallies in 2023, while inflation concerns, Federal Reserve actions to reduce inflation and geopolitical tensions continued to be a focus of investors. For the one-year period ended December 31, 2023, the Trustees considered that the Putnam funds, on an asset-weighted basis, ranked in the 32nd percentile of their peers as determined by LSEG Lipper (“Lipper”) and, on an asset-weighted-basis, outperformed their benchmarks by 2.8% gross of fees over the one-year period. The Committee also noted that the funds’ aggregate performance over longer-term periods continued to be strong, with the funds, on an asset-weighted basis, ranking in the 31st, 21st, and 22nd percentiles of their Lipper peers over the three-year, five-year and ten-year periods ended December 31, 2023, respectively. The Trustees further noted that the funds, in the aggregate, outperformed their benchmarks on a gross basis for each of the three-year, five-year and ten-year periods. The Trustees also considered the Morningstar, Inc. ratings assigned to the funds, noting that 45 funds were rated four or five stars at the end of 2023, which represented an increase of 5 funds year-over-year. The Trustees also considered that 18 funds were five-star rated at the end of 2023, which was a year-over-year increase of 11 funds, and that 90% of the funds’ aggregate assets were in four- or five-star rated funds at year end.

In addition to the performance of the individual Putnam funds, the Trustees considered, as they had in prior years, the performance of The Putnam Fund complex versus competitor fund complexes, as reported in the Barron’s/Lipper Fund Families survey (the “Survey”). The Trustees noted that the Survey ranks mutual fund companies based on their performance across a variety of asset types, and that The Putnam Fund complex had performed exceptionally well in 2023. In this regard, the Trustees considered that The Putnam Fund complex had ranked 1st out of 49 fund companies, 1st out of 47 fund companies and 5th out of 46 fund companies for the one-year, five-year and ten-year periods, respectively. The Trustees also noted that 2023 had marked the seventh year in a row that The Putnam Fund complex had ranked in the top ten fund companies. They also noted, however, the disappointing investment performance of some Putnam funds for periods ended December 31, 2023 and considered information provided by Putnam Management regarding the factors contributing to the underperformance and, where relevant, actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor the performance of those funds.

For purposes of the Trustees’ evaluation of the Putnam funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. In the case of your fund, the Trustees considered that its class I share cumulative total return performance at net asset value was in the following quartiles of its Lipper peer group (Lipper Absolute Return Funds) for the one-year, three-year and five-year periods ended December 31, 2023 (the first quartile representing the best-performing funds and the fourth quartile the worst-performing funds):

One-year period	Three-year period	Five-year period
2nd	1st	3rd

Over the one-year, three-year and five-year periods ended December 31, 2023, there were 108, 103 and 95 funds, respectively, in your fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)

Brokerage and soft-dollar allocations and other benefits; distribution

The Trustees considered various potential benefits that Franklin Advisers and Putnam Management may receive in connection with the services provided under the New Advisory Contracts to your fund. These include

32
Mortgage Opportunities Fund

benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to Franklin Advisers and Putnam Management in managing the assets of the fund and of other clients. Subject to policies established by the Trustees, soft dollars generated by these means are used predominantly to acquire brokerage and research services (including third-party research and market data) that would enhance Franklin Advisers’ and Putnam Management’s investment capabilities and supplement their internal research efforts. The Trustees intend to continue to monitor regulatory and industry developments in this area with the assistance of their Brokerage Committee. In addition, with the assistance of their Brokerage Committee, the Trustees intend to continue to monitor the allocation of the funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process. Your fund is not expected to generate a significant amount of soft-dollar credits.

The Trustees also considered other potential benefits that Franklin Advisers and Putnam Management may receive in connection with the services provided under the New Advisory Contracts to your fund. These potential benefits included, among others, Franklin Advisers’ and Putnam Management’s registered fund businesses aiding in the growth of their non-registered fund businesses and the use of an affiliated transfer agent’s services (in the case of your fund, PSERV, which is affiliated with Franklin Advisers and Putnam Management), where the fees for those services are paid by the fund.

Franklin Advisers may also receive benefits from payments made to Franklin Advisers’ affiliates by the mutual funds for distribution services. In connection with the consolidation of Putnam Retail Management Limited Partnership (“PRM”) with Franklin Distributors, LLC (“FD”), which took place on August 2, 2024 (the “Consolidation”), the Trustees appointed FD as principal underwriter of the mutual funds, effective on August 2, 2024. Both PRM and FD are affiliates of Franklin Advisers and Putnam Management. In approving the continuation of your fund’s distribution plans, the Trustees concluded that the fees payable by the mutual funds to PRM, prior to FD succeeding PRM as principal underwriter for the mutual funds, and to be paid to FD, once it assumed the role of principal underwriter, for distribution services were fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds and the costs incurred by PRM and FD, as applicable, in providing such services.

Mortgage Opportunities Fund
33

© 2024 Franklin Templeton. All rights reserved.	39234-SFSOI 1/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included in Item 7 above.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

Included in Item 7 above.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in Item 7 above.

Item 12. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 13. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 16. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 17. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable

Item 19. Exhibits:

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Accounting Officer

Date: January 28, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz

Jonathan S. Horwitz Principal Executive Officer

Date: January 28, 2025

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Financial Officer

Date: January 28, 2025